TWENTIETH CENTURY INVESTORS, INC.

                               Fixed Income Funds
                                 Annual Report

                                   October 31,
                                      1995



                                 [company logo]
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INDICES USED FOR PERFORMANCE COMPARISON

CONSUMER PRICE INDEX is a measure of the average change in prices over time in a fixed market basket of goods and services.

MERRILL LYNCH GOVERNMENT (1-3 YEAR) INDEX is based on fluctuations of bond values of U.S. Treasury notes with maturities ranging between one-three years.

MERRILL LYNCH MUNI (0-3 YEAR) INDEX is a market value weighted index composed of short-term municipal debt issues with an overall maturity of approximately 1.5 years.

MERRILL LYNCH GOVT./CORP. (1-5 YEAR) INDEX is a market value weighted index composed of corporate and treasury debt with an overall maturity of approximately three years. The index consists of approximately 23% corporate debt and 76% government debt. The corporate debt issues are all rated BBB or better by Standard & Poor's.

LEHMAN INTERMEDIATE GOVT. BOND INDEX is made up of over 855 issues with an average maturity of 3.8 years and an average yield of 7.1%. Approximately 87% of the index is U.S. Treasuries issues-the other 13% is U.S. government agency issues-and the average credit rating is AAA.

LEHMAN INTERMEDIATE GOVT./CORP. INDEX includes the Lehman Government and Corporate Bond Indices, including U.S. government Treasury and agency securities, corporate and Yankee bonds with 1-10 year maturities.

LEHMAN AGGREGATE BOND INDEX is composed of the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index. It also includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

LEHMAN 5-YEAR GENERAL OBLIGATION INDEX holds an average quality rating of AA with an average maturity of five years. This index holds securities that mature in four-six years and a quality rating of BBB or higher. More than 11,000 actual bonds are included in this index.

LEHMAN MUNI BOND INDEX is comprised of 8,000 actual municipal bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1994.


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TABLE OF CONTENTS

Our Message to You....................................................2
Investment Objectives and Strategy....................................3
Period Overview.......................................................4
     Cash Reserve.....................................................4
     U.S. Governments Short-Term......................................5
     U.S. Governments Intermediate-Term...............................6
     Limited-Term Bond................................................7
     Intermediate-Term Bond...........................................8
     Long-Term Bond...................................................9
     Tax-Exempt Short-Term...........................................10
     Tax-Exempt Intermediate-Term ...................................11
     Tax-Exempt Long-Term............................................12
Schedules of Investments.............................................13
     Cash Reserve....................................................13
     U.S. Governments Short-Term.....................................15
     U.S. Governments Intermediate-Term..............................16
     Limited-Term Bond...............................................16
     Intermediate-Term Bond..........................................18
     Long-Term Bond..................................................19
     Tax-Exempt Short-Term...........................................20
     Tax-Exempt Intermediate-Term....................................23
     Tax-Exempt Long-Term............................................25
Statements of Assets and Liabilities.................................28
Statements of Operations.............................................30
Statements of Changes in Net Assets..................................32
Notes to Financial Statements........................................34
Financial Highlights.................................................37
Independent Accountants' Report......................................39

IMPORTANT NOTICE FOR ALL IRA AND 403(B) SHAREHOLDERS

     As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b)] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid for six months from the date of receipt at Twentieth Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount, unless we have received a written notice not to withhold federal income tax within six months prior to the withdrawal.
     When you plan to withdraw, you may make your election by completing our Conversions/Redemptions form or an IRS Form W-4P. Call Twentieth Century for either form. Your written election is valid for only six months from the date of receipt at Twentieth Century. You may revoke your election at any time by sending a written notice to us.
     Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

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OUR MESSAGE TO YOU

[photo of James E. Stowers and James E. Stowers III in the left margin]

     The continued combination of moderate economic growth, subdued inflation and declining interest rates provided a positive environment for fixed income investors during the 12 months ended October 31, 1995. In a continuing effort to curb inflation, the Federal Reserve Board increased short-term interest rates consistently until July. Mid-summer easing of monetary policy in the wake of muted economic activity and moderate inflation resulted in lowered yields for short-term money market fund investors but higher bond prices for bond fund investors.
     Although continuing corporate financial health and Congressional moves toward a balanced budget were positive signs for fixed income investors, tax-reform discussions caused concern among tax-exempt investors and unrest in the municipal bond market. Uncertainty surrounding discussion of a flat tax, which could reduce the tax-advantaged benefits of municipal securities, prompted municipal securities of all maturities to underperform the Treasury market.
     You will find details about all of the Twentieth Century Investors, Inc. fixed income funds performance results for the 12-month period under Period Overview beginning on page 4.
     During the last half of the period, members of the fixed income management team began working closely with their new colleagues at The Benham Group. The June 1995 merger of the parent company of your funds' investment manager with the parent of The Benham Group's investment manager has substantially increased the resources available for your fund managers to use in making investment decisions. Additionally, the integration of the two firms has created an even broader range family of mutual funds.
     As the combined Twentieth Century/Benham company continues to grow, you will see greater efforts to enhance the information and services you receive. For example, this Twentieth Century Investors, Inc. Fixed Income Funds Annual Report has been expanded to include a synopsis of the investment philosophy that guides your funds. You also will be receiving a consolidated statement in January that will summarize your account history with Twentieth Century.
     We appreciate your confidence in the Twentieth Century family of funds and remain committed to providing you with high quality investment management and service, along with a wide selection of funds designed to help you pursue your investment objectives.


Sincerely,

/s/James E. Stowers                                  /s/James E. Stowers III
James E. Stowers..                                   James E. Stowers III
Chairman of the Board and Founder                    President

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                                                                October 31, 1995
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INVESTMENT OBJECTIVES AND STRATEGY

     In a continuing effort to provide investors with funds to meet a wide variety of investment needs, Twentieth Century introduced its first fixed income fund--U.S. Governments Short-Term--in 1982. Since then, 11 more fixed income funds have been introduced, ranging from money market funds to long-term bond funds and including both taxable and tax-exempt funds.

o Cash Reserve is a money market1 fund. It seeks to provide current income while also seeking to maintain a stable share price by investing in a diversified portfolio of short-term money market securities. The fund, which was established on March 1, 1985, must maintain a weighted average maturity of not more than 90 days.

o U.S. Governments Short-Term seeks to provide a competitive level of income with limited price fluctuations by investing in securities of the U.S. government and its agencies. The fund, which was established on December 15, 1982, intends to maintain a weighted average maturity of three years or less.

o U.S. Governments Intermediate-Term was established on March 1, 1994, and is designed for investors who seek a higher level of current income and can accept a greater degree of price fluctuation. The fund invests in securities of the U.S. government and its agencies and seeks to maintain a weighted average maturity of three to 10 years.

o Limited-Term Bond, which was established on March 1, 1994, is designed for investors seeking above-average income with limited price fluctuation. The fund invests primarily in investment-grade2 corporate securities and other debt instruments and maintains a weighted average portfolio maturity of five years or less.

o Intermediate-Term Bond is designed for investors who seek a higher level of income than that provided by Limited-Term Bond but with somewhat greater price volatility. The fund, which was established on March 1, 1994, invests in investment-grade securities. It seeks to maintain a weighted average maturity of three to 10 years.

o Long-Term Bond, which was established on March 2, 1987, is designed for investors who seek higher income while accepting the generally greater price volatility associated with longer-term bonds. The fund invests in investment-grade corporate bonds and other debt instruments. It maintains a weighted average portfolio maturity of 10 years or more.

o Tax-Exempt Short-Term is designed for investors who seek tax-advantaged income and can accept some fluctuation in principal. Established on March 1, 1993, the fund invests primarily in short-term municipal bonds. It seeks to maintain a weighted average maturity of three years or less.

o Tax-Exempt Intermediate-Term, which was established on March 2, 1987, is designed for investors who can accept fluctuation in the value of their investment in order to earn a higher level of income than is generally available with tax-exempt short-term bonds. The fund invests in tax-exempt bonds and its weighted average maturity cannot exceed 10 years.

o Tax-Exempt Long-Term is designed for investors who seek a higher level of tax-exempt income and can accept the higher degree of price fluctuation associated with longer-term bonds. The fund was established on March 2, 1987, and invests in longer-term tax-exempt bonds. It seeks to maintain a weighted average maturity of 10 years or more.

1 An investment in Cash Reserve is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value per share.
2  Securities  rated Baa or above by Moody's  Investors  Service,  Inc. and BBB
or  above  by  Standard  &  Poor's   Corporation   are   considered  to  be
investment-grade.

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PERIOD OVERVIEW

     In a continuing effort to restrain economic growth and hold inflation in check, the Federal Reserve Board raised short-term interest rates consistently until mid-summer. As it became apparent in July that the strategy was achieving its goal, the Board lowered short-term rates. As a result, two-year Treasury notes, which had increased to 6.85%, fell to 5.62% over the 12 months ended October 31, 1995. During the same period, 30-year Treasury bond yields fell from 7.98% to 6.34%. While these lower rates are good for most fixed income investors given that declining rates drive up bond prices, declining rates lower money market yields. Unlike the first half of the period when the Federal Reserve raised very short-term interest rates, short-term rates fell in the second half of the period. Taxable securities generally outperformed their tax-exempt counterparts for the year.

     Falling interest rates generated higher bond prices and positive total returns across the maturity spectrum for fixed income investors. Longer-term securities, which generally are more interest rate sensitive than are short-term issues, did best during the period. Keep in mind that when interest rates fall, bond prices rise, and when interest rates rise, bond prices fall. As a general rule, during periods of rising interest rates, shorter maturities can help reduce the effect of falling bond prices on a fund's net asset value.

     Municipal bonds of all maturities trailed Treasury market performance in the last half of the period as tax reform discussions cooled investors' interest in municipal securities. In particular, investors responded to the fact that a flat tax, which has been proposed by several members of Congress, could significantly reduce the tax-advantaged status of municipal securities.

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CASH RESERVE

     Because declining interest rates lowered the returns for short-term money market investors, we positioned Cash Reserve at the longer end of its maturity range throughout the period. Anticipating continued lower rates, the fund's investment managers extended its weighted average maturity to approximately 70 days, near the longer end of its allowable 90-day maturity range. Extending the maturity allowed managers to lock in rates and maintain higher yields longer.

     Designed for investors whose priority is principal protection with minimal credit risk, Cash Reserve invests in the top two ratings of commercial paper and other securities. At the end of the 12-month period, the portion of the fund's portfolio invested in securities rated A 1+, the highest rating available for money market securities, exceeded 80%.

     Cash Reserve posted a total return of 5.38% for the period with a seven-day effective yield on October 31, 1995, of 5.29%.

     As of the end of the 12-month period, $38,500,000, or 2.62%, of Cash Reserve's assets were invested in taxable variable-rate notes issued by Orange County, California. For further discussion, please see Note 2 of Notes to Financial Statements on page 35.

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                                                                October 31, 1995
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U.S. GOVERNMENTS SHORT-TERM

     In order to capture the price appreciation that resulted from falling interest rates, portfolio managers for U.S. Governments Short-Term extended the fund's average weighted maturity throughout the 12-month period to 2.2 years, closer to the longer end of the allowable three-year maturity range. The weighted average duration was extended to approximately two years. Duration is a measure of a bond fund's sensitivity to interest rate changes. It is based upon the total present value of all principal and interest payments to be received, is calculated at prevailing interest rates and is expressed in years. The higher a security's duration, the more sensitive is its price to changes in interest rates.
     Because Treasury securities generally outperform mortgage-backed securities in a declining interest rate environment, the fund's managers reduced mortgage-backed holdings from nearly 30% to approximately 12% and increased investments in Treasuries. U.S. Governments Short-Term produced a total return of 8.42% for the 12 months. That compares with a 9.02% return for two-year Treasury securities and 8.95% for the Merrill Lynch Government (1-3 Year) Index.

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Quality Diversification (as of October 31, 1995)
-----------------------------------------------
     (Moody's ratings)     % of fund investments
         AAA                        100%

Average Weighted Maturity (as of October 31, 1995)
--------------------------------------------------
         Years             2.2

Average weighted maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

Duration (as of October 31, 1995)
--------------------------------
         Years               2.0

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.
--------------------------------------------------------------------------------

Average Annual Total Returns (as of October 31, 1995)
                  U.S. Governments          Merrill Lynch Govt.
                  Short-Term                (1-3) Year Index
                  --------------------------------------------
1 Year               8.42%                     8.95%
5 Year               6.09%                     7.03%
10 Year              6.74%                     7.81%
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Asset Allocation (as of October 31, 1995)

Percent of fund investments.

       Treasury                      83%
       Mortgage                      12%
       Temporary Cash Investments    5%

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[mountain graph.  graph data described below]

$10,000 Over a 10-Year Period (as of October 31, 1995)

Value on 10/31/95:   $19,195  U.S. Governments Short-Term
                     $21,224  Merrill Lynch Govt. (1-3 Year) Index
                     $13,866  Consumer Price Index*

$10,000 lump sum investment on 10/31/85  (inception date)

         U.S. GOVT      MERRILL LYNCH GOVT.
         SHORT-TERM      1-3 YEAR INDEX      CPI*

         $10,000           $10,000          $10,000
Dec-85   $10,252           $10,253          $10,058
Mar-86   $10,615           $10,625          $10,015
Jun-86   $10,790           $10,836          $10,073
Sep-86   $11,073           $11,118          $10,143
Dec-86   $11,264           $11,315          $10,171
Mar-87   $11,389           $11,456          $10,217
Jun-87   $11,338           $11,531          $10,344
Sep-87   $11,260           $11,552          $10,475
Dec-87   $11,696           $11,954          $10,514
Mar-88   $12,006           $12,269          $10,614
Jun-88   $12,116           $12,396          $10,751
Sep-88   $12,284           $12,577          $10,916
Dec-88   $12,354           $12,698          $10,979
Mar-89   $12,477           $12,856          $11,143
Jun-89   $13,117           $13,495          $11,306
Sep-89   $13,240           $13,691          $11,389
Dec-89   $13,590           $14,078          $11,489
Mar-90   $13,546           $14,203          $11,726
Jun-90   $13,875           $14,601          $11,835
Sep-90   $14,135           $14,949          $12,090
Dec-90   $14,614           $15,447          $12,191
Mar-91   $14,855           $15,787          $12,301
Jun-91   $15,109           $16,098          $12,392
Sep-91   $15,676           $16,639          $12,501
Dec-91   $16,315           $17,251          $12,564
Mar-92   $16,178           $17,278          $12,693
Jun-92   $16,620           $17,775          $12,775
Sep-92   $17,102           $18,305          $12,875
Dec-92   $17,032           $18,338          $12,929
Mar-93   $17,355           $18,743          $13,084
Jun-93   $17,503           $18,945          $13,157
Sep-93   $17,687           $19,217          $13,220
Dec-93   $17,743           $19,331          $13,284
Mar-94   $17,561           $19,234          $13,411
Jun-94   $17,517           $19,250          $13,484
Sep-94   $17,664           $19,440          $13,612
Dec-94   $17,655           $19,441          $13,639
Mar-95   $18,216           $20,093          $13,658
Jun-95   $18,770           $20,738          $13,758
Oct-95   $19,195           $21,224          $13,866

Past Performance is not predictive of future performance.
*Source: Lipper Analytical Services, Inc.

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U.S. GOVERNMENTS INTERMEDIATE-TERM

     U.S. Governments Intermediate-Term produced a total return of 11.58% for the period, outpacing the 11.09% return on three-year Treasury securities. The benchmark Lehman Intermediate Government Bond Index posted an 11.79% return for the 12 months.
     Treasury securities comprised the bulk of the fund's holdings throughout the period with the remainder invested in government-agency-issued mortgage-backed securities. Mortgage holdings were reduced from close to 20% to approximately 13% in anticipation of further interest rate declines. In order to take advantage of the price appreciation that accompanies declining interest rates, the fund's portfolio managers extended the fund's weighted average maturity from 3.9 years to approximately 5.5 years and extended weighted average duration from 3.0 years to 4.1 years by the end of the period.

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Quality Diversification (as of October 31, 1995)
-----------------------------------------------
     (Moody's ratings)     % of fund investments
         AAA               100%

Average Weighted Maturity (as of October 31, 1995)
-------------------------------------------------
         Years             5.5

Average weighted maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

Duration (as of October 31, 1995)
--------------------------------
         Years             4.1

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.
--------------------------------------------------------------------------------

Average Annual Total Returns (as of October 31, 1995)

                  U.S. Governments          Lehman Intermediate
                  Intermediate-Term         Govt. Bond Index
                  ---------------------------------------------
1 Year                11.58%                    11.79%
Inception              6.14%                     6.12%
--------------------------------------------------------------------------------

Asset Allocation (as of October 31, 1995)

Percent of fund investments.

       Treasury                      85%
       Mortgage                      13%
       Temporary Cash Investments     2%
--------------------------------------------------------------------------------
[mountain graph.  graph data described below]

$10,000 Over Life of Fund (as of October 31, 1995)

Value on 10/31/95:   $11,046  U.S. Governments Intermediate-Term
                     $11,042  Lehman Intermediate Govt. Bond Index
                     $10,478  Consumer Price Index*

$10,000 lump sum investment made on 3/1/94 (inception date)

                  U.S. GOVT      LEHMAN INTMDT
                  INTERMEDIATE  GOVT. BOND INDEX      CPI*

                  $10,000           $10,000          $10,000
Mar-1994          $9,895            $9,854           $10,034
Apr-1994          $9,851            $9,790           $10,048
May-1994          $9,854            $9,797           $10,055
Jun-1994          $9,846            $9,799           $10,089
Jul-1994          $9,962            $9,927           $10,117
Aug-1994          $9,979            $9,956           $10,157
Sep-1994          $9,892            $9,873           $10,184
Oct-1994          $9,899            $9,875           $10,192
Nov-1994          $9,854            $9,831           $10,205
Dec-1994          $9,893            $9,863           $10,205
Jan-1995          $10,030           $10,024          $10,246
Feb-1995          $10,216           $10,217          $10,286
Mar-1995          $10,271           $10,274          $10,320
Apr-1995          $10,377           $10,393          $10,355
May-1995          $10,687           $10,686          $10,375
Jun-1995          $10,749           $10,754          $10,396
Jul-1995          $10,726           $10,760          $10,396
Aug-1995          $10,822           $10,849          $10,423
Sep-1995          $10,905           $10,922          $10,444
Oct-1995          $11,046           $11,042          $10,478

Past Performance is not predictive of future performance.
*Source: Lipper Analytical Services, Inc.

                                                                October 31, 1995
--------------------------------------------------------------------------------
LIMITED-TERM BOND

     Limited-Term Bond posted an 8.89% total return for the 12 months, closely tracking two-year Treasury notes, which gained 9.02% for the period. In comparison, the somewhat longer Merrill Lynch Government/Corporate (1-5 Year) Index returned 10.48% for the period.
     Reflecting improvements in credit quality in the corporate market because of the continuing economic recovery, more than half of Limited-Term Bond's portfolio was invested in corporate securities during the 12 months ended October 31. The remainder of the portfolio held Treasury securities and mortgage-backed securities issued by agencies of the federal government. All of the fund's portfolio holdings were investment grade-AAA, AA, A or BBB-with more than half in the top three of these grades. As the fund continues to grow, it will likely invest an increasingly greater proportion of its assets in investment-grade corporate securities, which normally offer opportunities for slightly higher yields than government and agency securities of comparable maturity.

--------------------------------------------------------------------------------
Quality Diversification (as of October 31, 1995)
-----------------------------------------------
     (Moody's ratings)     % of fund investments
         AAA                        27%
         AA                         13%
         A                          44%
         BBB                        16%

Average Weighted Maturity (as of October 31, 1995)
-------------------------------------------------
         Years             2.5

Average weighted maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

Duration (as of October 31, 1995)
--------------------------------
         Years             2.2

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.
--------------------------------------------------------------------------------

Average Annual Total Returns (as of October 31, 1995)

                  Limited-Term      Merrill Lynch Govt./Corp.
                  Bond              (1-5 Year) Index
                  ------------------------------------------
1 Year            8.89%                     10.48%
Inception         5.19%                      6.26%
--------------------------------------------------------------------------------

Asset Allocation (as of October 31, 1995)

Percent of fund investments.

     Corporate                     56%
     Treasury                      26%
     Mortgage                      12%
     Temporary Cash Investments     6%
--------------------------------------------------------------------------------
[mountain graph.  graph data described below]

$10,000 Over Life of Fund (as of October 31, 1995)

Value on 10/31/95:    $10,881  Limited-Term Bond
                      $11,035  Merrill Lynch Govt./Corp. (1-5 Year) Index
                      $10,478  Consumer Price Index*

$10,000 lump sum investment made on 3/1/94 (inception date)

                         MERRILL LYNCH
         LIMITED-          GOVT/CORP
         TERM BOND     (1-5 YEAR) INDEX       CPI*

         $10,000           $10,000          $10,000
Mar-94   $9,933            $9,909           $10,034
Apr-94   $9,888            $9,851           $10,048
May-94   $9,887            $9,865           $10,055
Jun-94   $9,907            $9,885           $10,089
Jul-94   $9,999            $9,990           $10,117
Aug-94   $10,030           $10,026          $10,157
Sep-94   $9,990            $9,974           $10,184
Oct-94   $9,992            $9,988           $10,192
Nov-94   $9,958            $9,935           $10,205
Dec-94   $9,980            $9,961           $10,205
Jan-95   $10,102           $10,113          $10,246
Feb-95   $10,230           $10,285          $10,287
Mar-95   $10,291           $10,347          $10,321
Apr-95   $10,393           $10,454          $10,355
May-95   $10,582           $10,699          $10,375
Jun-95   $10,621           $10,763          $10,396
Jul-95   $10,650           $10,791          $10,396
Aug-95   $10,722           $10,865          $10,423
Sep-95   $10,795           $10,927          $10,444
Oct-95   $10,881           $11,035          $10,478

Past Performance is not predictive of future performance.
*Source: Lipper Analytical Services, Inc.

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INTERMEDIATE-TERM BOND

     Intermediate-Term Bond realized a total return of 12.19% for the 12-month period ended October 31, 1995. In comparison, its benchmark Lehman Intermediate Government/Corporate Index gained 12.54% for the same period.
     Intermediate-Term Bond's investment managers maintained a weighted average portfolio maturity beyond five years with a weighted average duration of approximately four years. Confidence in improving corporate financial health led portfolio managers to invest 61% of the fund's portfolio in corporate securities with the remainder in Treasury and agency securities, mortgage-backed securities and cash. More than 80% of the portfolio held securities rated AAA, AA and A; as the economy continued to improve, BBB-rated holdings were increased to approximately 16%.
     As the fund attracts additional assets, we expect it to hold a greater proportion of its portfolio in investment-grade corporate securities.

--------------------------------------------------------------------------------
Quality Diversification (as of October 31, 1995)
-----------------------------------------------
     (Moody's ratings)     % of fund investments
         AAA                        33%
         AA                         17%
         A                          34%
         BBB                        16%

Average Weighted Maturity (as of October 31, 1995)
-------------------------------------------------
         Years             5.2

Average weighted maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

Duration (as of October 31, 1995)
--------------------------------
         Years             4.2

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.
--------------------------------------------------------------------------------

Average Annual Total Returns (as of October 31, 1995)

                  Intermediate-Term         Lehman Intermediate
                  Bond                      Govt./Corp. Index
                  ---------------------------------------------
1 Year               12.19%                    12.54%
Inception             6.34%                     6.41%
--------------------------------------------------------------------------------

Asset Allocation (as of October 31, 1995)
Percent of fund investments.

     Corporate                         61%
     Treasury                          21%
     Mortgage                           7%
     Temporary Cash Investments         7%
     Sovereign Governments & Agencies   4%
--------------------------------------------------------------------------------
[mountain graph.  graph data described below]

$10,000 Over Life of Fund (as of October 31, 1995)

Value on 10/31/95:    $11,080  Intermediate-Term Bond
                      $11,091  Lehman Intermediate Govt./Corp. Index
                      $10,478  Consumer Price Index*

$10,000 lump sum investment made on 3/1/94

         INTERMEDIATE-   LEHMAN INTMDT
         TERM BOND       GOVT./CORP. INDEX    CPI*

         $10,000           $10,000          $10,000
Mar-94   $9,856            $9,835           $10,034
Apr-94   $9,784            $9,768           $10,048
May-94   $9,798            $9,775           $10,055
Jun-94   $9,800            $9,776           $10,089
Jul-94   $9,926            $9,917           $10,117
Aug-94   $9,950            $9,947           $10,157
Sep-94   $9,881            $9,856           $10,184
Oct-94   $9,876            $9,855           $10,192
Nov-94   $9,840            $9,811           $10,205
Dec-94   $9,879            $9,845           $10,205
Jan-95   $10,014           $10,011          $10,246
Feb-95   $10,200           $10,219          $10,287
Mar-95   $10,264           $10,277          $10,321
Apr-95   $10,369           $10,403          $10,355
May-95   $10,701           $10,717          $10,375
Jun-95   $10,753           $10,789          $10,396
Jul-95   $10,743           $10,790          $10,396
Aug-95   $10,863           $10,888          $10,423
Sep-95   $10,949           $10,967          $10,444
Oct-95   $11,080           $11,091          $10,478

Past Performance is not predictive of future performance.
*Source: Lipper Analytical Services, Inc.

                                                                October 31, 1995
--------------------------------------------------------------------------------
LONG-TERM BOND

     Posting a 17.16% total return for the period, Long-Term Bond outperformed the benchmark Lehman Aggregate Bond Index, which returned 15.65%. This performance can be attributed to both a somewhat longer duration than the index throughout the period based on our expectations of declining interest rates as well as to our success investing in improving credits in the corporate bond market.
     Long-Term Bond's investment team positioned the fund's weighted average maturity at slightly more than 10 years throughout the period, while maintaining a weighted average duration of approximately 5.6 years. Long-Term Bond's portfolio was even more heavily weighted in corporate securities than was Intermediate-Term Bond-nearly 70%, with the remainder in Treasury and agency securities, mortgage-backed securities and cash. All of the fund's holdings were investment-grade, with more than 80% in the top three categories.

--------------------------------------------------------------------------------
Quality Diversification (as of October 31, 1995)
-----------------------------------------------
     (Moody's ratings)     % of fund investments
         AAA                        25%
         AA                         12%
         A                          46%
         BBB                        17%

Average Weighted Maturity (as of October 31, 1995)
-------------------------------------------------
         Years             11.1

Average weighted maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

Duration (as of October 31, 1995)
--------------------------------
         Years             5.6

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.
--------------------------------------------------------------------------------

Average Annual Total Returns (as of October 31, 1995)

                  Long-Term         Lehman Aggregate
                  Bond              Bond Index
                  ----------------------------------
1 Year            17.16%            15.65%
5 Year             9.75%             9.65%
Inception          8.02%             8.76%

--------------------------------------------------------------------------------

Asset Allocation (as of October 31, 1995)

Percent of fund investments.

     Corporate                          66%
     Treasury                           22%
     Mortgage                            6%
     Temporary Cash Investments          3%
     Sovereign Governments & Agencies    2%
     U.S. Govt. Agencies                 1%
--------------------------------------------------------------------------------
[mountain graph.  graph data described below]

$10,000  Over Life of Fund (as of October 31,  1995)  $10,000

Value on 10/31/95:   $19,510  Long-Term Bond made 3/2/87
                     $20,702  Lehman  Aggregate Bond
                     $13,769  Consumer Price Index*

$10,000 lump sum investment made on 3/2/87

                            LEHMAN
         LONG-TERM         AGGREGATE
           BOND            BOND INDEX        CPI*

         $10,000           $10,000          $10,000
Mar-97   $9,890            $9,955           $10,045
Jun-87   $9,620            $9,777           $10,171
Sep-87   $9,109            $9,510           $10,299
Dec-87   $9,790            $10,062          $10,338
Mar-88   $10,207           $10,441          $10,436
Jun-88   $10,259           $10,564          $10,571
Sep-88   $10,455           $10,774          $10,732
Dec-88   $10,606           $10,856          $10,795
Mar-89   $10,642           $10,980          $10,956
Jun-89   $11,612           $11,855          $11,117
Sep-89   $11,651           $11,989          $11,198
Dec-89   $12,089           $12,435          $11,296
Mar-90   $11,657           $12,335          $11,529
Jun-90   $12,086           $12,786          $11,636
Sep-90   $12,036           $12,896          $11,888
Dec-90   $12,820           $13,548          $11,986
Mar-91   $13,086           $13,926          $12,094
Jun-91   $13,233           $14,154          $12,184
Sep-91   $14,123           $14,958          $12,291
Dec-91   $15,063           $15,717          $12,353
Mar-92   $14,739           $15,516          $12,479
Jun-92   $15,349           $16,143          $12,561
Sep-92   $16,027           $16,837          $12,659
Dec-92   $15,905           $16,882          $12,712
Mar-93   $16,596           $17,579          $12,864
Jun-93   $17,024           $18,045          $12,936
Sep-93   $17,547           $18,516          $12,998
Dec-93   $17,519           $18,527          $13,061
Mar-94   $16,949           $17,996          $13,186
Jun-94   $16,671           $17,810          $13,257
Sep-94   $16,706           $17,919          $13,383
Dec-94   $16,733           $17,987          $13,410
Mar-95   $17,621           $18,893          $13,563
Jun-95   $18,869           $20,044          $13,662
Oct-95   $19,510           $20,702          $13,769

Past Performance is not predictive of future performance.
*Source: Lipper Analytical Services, Inc.

--------------------------------------------------------------------------------
TAX-EXEMPT SHORT-TERM

     Tax-Exempt Short-Term entered the 12-month period in a defensive posture because we believed that strong economic growth could lead to higher inflation and higher interest rates. As economic and market conditions changed, however, we extended the weighted average maturity from 1.1 years to 2.4 years and extended weighted average duration from 1.11 years to 2.09 years. The strategy resulted in noteworthy performance in the second half of the period when twoto three-year municipal bonds provided strong combinations of yield and price appreciation in the maturity range.
     Fund managers increased holdings in one-year securities near the end of the period when such bonds' prices rose above those for two- and three-year bonds. Balancing these with purchases of five- and six-year maturities enabled managers to maintain a weighted average maturity near 2.4 years. As readily available AAA-rated securities continued to afford attractive yields, the investment team increased holdings in these securities to more than 40% of the portfolio.
     With a total return of 5.95% for the 12-month period, Tax-Exempt Short-Term performed well compared to its benchmark Merrill Lynch Muni (0-3 Year) Index, which returned 6.60%. Because the fund's manager has waived the fund's fees until January 1, 1996, the average total return for the period was not reduced by management fees.

--------------------------------------------------------------------------------
Quality Diversification (as of October 31, 1995)
-----------------------------------------------
     (Moody's ratings)     % of fund investments
         AAA                        41%
         AA                         24%
         A                          25%
         BBB                        10%

Average Weighted Maturity (as of October 31, 1995)
-------------------------------------------------
         Years             2.4

Average weighted maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

Duration (as of October 31, 1995)
--------------------------------
         Years             2.09

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.
--------------------------------------------------------------------------------

Average Annual Total Returns (as of October 31, 1995)

                  Tax-Exempt        Merrill Lynch Muni
                  Short-Term        (0-3 Year) Index
                  ------------------------------------
1 Year               5.95%             6.60%
Inception            4.22%             4.19%
--------------------------------------------------------------------------------

Asset Allocation (as of October 31, 1995)

Percent of fund investments.

     General Obligations         33%
     Other Revenue               23%
     Electric Revenue            17%
     Hospital Revenue            11%
     Temporary Cash Investments   6%
     Water and Sewer Revenue      4%
     Indust. Dev. Revenue         2%
     Housing Revenue              2%
     Education Revenue            2%
--------------------------------------------------------------------------------
[mountain graph.  graph data described below]

$10,000  Over Life of Fund (as of October 31,  1995)

Value on 10/31/95:   $11,165 Tax-Exempt  Short-Term made 3/1/94
                     $11,155 Merrill Lynch Muni (0-3 Year) Index
                     $10,741 Consumer Price Index*

$10,000 lump sum investment made on 3/1/93 (inception date)

                           MERRILL
         TAX-EXEMPT        LYNCH MUNI
         SHORT-TERM        (0-3 YRS)          CPI

         $10,000           $10,000          $10,000
Mar-93   $10,014           $9,993           $10,035
Jun-93   $10,132           $10,112          $10,091
Sep-93   $10,227           $10,151          $10,140
Dec-93   $10,336           $10,323          $10,188
Mar-94   $10,322           $10,320          $10,286
Jun-94   $10,426           $10,397          $10,342
Sep-94   $10,524           $10,500          $10,440
Dec-94   $10,592           $10,459          $10,461
Mar-95   $10,791           $10,694          $10,580
Jun-95   $10,965           $10,905          $10,657
Oct-95   $11,165           $11,155          $10,741

Past Performance is not predictive of future performance.
*Source: Lipper Analytical Services, Inc.

                                                                OCTOBER 31, 1995
--------------------------------------------------------------------------------
TAX-EXEMPT INTERMEDIATE-TERM

     With a total return of 10.41%, Tax-Exempt Intermediate-Term outperformed the benchmark Lehman 5-Year General Obligation Index's 10.35% return for the 12-month period ended October 31, 1995. Believing that continued economic growth could lead to higher inflation and higher interest rates, fund managers positioned Tax-Exempt Intermediate-Term defensively at the beginning of the period.
     As it became apparent that both inflation and interest rates would remain subdued, the portfolio managers extended the weighted average maturity from 6.4 years to 7.5 years, and weighted average duration extended from 4.92 years to
5.42 years. The strategy proved beneficial in the second half of the period when seven-year securities provided among the best combinations of yield and price appreciation in this maturity sector. Recently, in the face of continuing appreciation of longer-term securities, fund managers have added 10- to 15-year securities to the fund's portfolio, balancing the weighted average maturity with shorter-term bonds.
     The fund's holdings at the end of the period reflected Twentieth Century's strong emphasis on high quality, with 68% of the fund invested in AAA-rated securities.

--------------------------------------------------------------------------------
Quality Diversification (as of October 31, 1995)
-----------------------------------------------
     (Moody's ratings)     % of fund investments
         AAA                        68%
         AA                         14%
         A                          17%
         BBB                        1%

Average Weighted Maturity (as of October 31, 1995)
-------------------------------------------------
         Years             7.5

Average weighted maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

Duration (as of October 31, 1995)
--------------------------------
         Years             5.42

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.
--------------------------------------------------------------------------------

Average Annual Total Returns (as of October 31, 1995)

                  Tax-Exempt                Lehman 5-Year Gen.
                  Intermediate-Term         Obligation Index
                  --------------------------------------------
1 Year               10.41%                    10.35%
5 Year                7.17%                     7.47%
Inception             6.11%                     6.45%
--------------------------------------------------------------------------------

Asset Allocation (as of October 31, 1995)

Percent of fund investments.

     Other Revenue           37%    Electric Revenue          9%
     General Obligations     18%    Education Revenue         4%
     Hospital Revenue        15%    Housing Revenue           3%
     Water and Sewer Revenue 14%
--------------------------------------------------------------------------------
[mountain graph.  graph data described below]

$10,000  Over Life of Fund (as of October 31,  1995)

Value on 10/31/95:   $16,717 Tax-Exempt Intermediate-Term made 3/2/87
                     $17,327 Lehman 5-Year General  Obligation  Index
                     $13,769 Consumer Price Index*

$10,000 lump sum investment made on 3/2/87 (inception date)

                           LEHMAN 5-YEAR
         TAX-EXEMPT        GEN. OBLIGATION
         INTMT-TERM        INDEX            CPI*

         $10,000           $10,000          $10,000
Mar-87   $9,958            $9,943           $10,045
Jun-87   $9,856            $9,852           $10,171
Sep-87   $9,720            $9,649           $10,299
Dec-87   $10,036           $10,017          $10,338
Mar-88   $10,235           $10,328          $10,436
Jun-88   $10,402           $10,371          $10,571
Sep-88   $10,521           $10,489          $10,732
Dec-88   $10,640           $10,553          $10,795
Mar-89   $10,630           $10,524          $10,956
Jun-89   $10,964           $11,018          $11,117
Sep-89   $11,070           $11,141          $11,198
Dec-89   $11,349           $11,474          $11,296
Mar-90   $11,394           $11,529          $11,529
Jun-90   $11,575           $11,787          $11,636
Sep-90   $11,700           $11,912          $11,888
Dec-90   $12,062           $12,307          $11,986
Mar-91   $12,316           $12,572          $12,094
Jun-91   $12,505           $12,792          $12,184
Sep-91   $12,885           $13,246          $12,291
Dec-91   $13,275           $13,690          $12,353
Mar-92   $13,348           $13,679          $12,479
Jun-92   $13,720           $14,124          $12,561
Sep-92   $13,976           $14,475          $12,659
Dec-92   $14,228           $14,705          $12,712
Mar-93   $14,581           $15,079          $12,864
Jun-93   $14,925           $15,435          $12,936
Sep-93   $15,305           $15,768          $12,998
Dec-93   $15,518           $15,962          $13,061
Mar-94   $14,969           $15,459          $13,186
Jun-94   $15,142           $15,667          $13,257
Sep-94   $15,262           $15,793          $13,383
Dec-94   $15,198           $15,741          $13,410
Mar-95   $15,832           $16,380          $13,563
Jun-95   $16,194           $16,798          $13,662
Oct-95   $16,717           $17,327          $13,769

Past Performance is not predictive of future performance.
*Source: Lipper Analytical Services, Inc.

--------------------------------------------------------------------------------
TAX-EXEMPT LONG-TERM

     The amount of the Tax-Exempt Long-Term portfolio invested in AAA-rated securities, the highest quality rating available, reached 62% at the end of the period. The fund's 14.45% total return for the 12 months slightly trails its benchmark Lehman Muni Bond Index, which returned 14.84%.
     Although Tax-Exempt Long-Term entered the 12 months in a moderately defensive position, portfolio managers extended the fund's weighted average maturity as economic and market conditions changed early in 1995. Because we believed shorter-term securities-those with maturities of five or fewer years-had already experienced their greatest price appreciation, fund managers replaced these securities with attractively priced longer-term bonds, those with maturities of 15 to 30 years. As a result of this positioning, Tax-Exempt Long-Term's weighted average maturity was extended from 15.5 years to 18.4 years, and the weighted average duration was extended from 7.78 years to 9.06 years. The repositioning enabled the fund to benefit from the municipal security rally near the end of the period.

--------------------------------------------------------------------------------
Quality Diversification (as of October 31, 1995)
-----------------------------------------------
     (Moody's ratings)     % of fund investments
         AAA                        62%
         AA                         24%
         A                          12%
         BB                         2%

Average Weighted Maturity (as of October 31, 1995)
-------------------------------------------------
         Years             18.4

Average weighted maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.

Duration (as of October 31, 1995)
--------------------------------
         Years             9.06

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.
--------------------------------------------------------------------------------

Average Annual Total Returns (as of October 31, 1995)

                  Tax-Exempt        Lehman Muni
                  Long-Term         Bond Index
                  -----------------------------
1 Year              14.45%            14.84%
5 Year               8.56%             8.78%
Inception            7.31%             7.75%
--------------------------------------------------------------------------------

Asset Allocation (as of October 31, 1995)

Percent of fund investments.

     Other Revenue           41%      Hospital Revenue           4%
     General Obligations     15%      Indust. Dev. Revenue       4%
     Water and Sewer Revenue 14%      Housing Revenue            2%
     Electric Revenue        14%      Temporary Cash Investments 2%
     Education Revenue        4%
--------------------------------------------------------------------------------
[mountain graph.  graph data described below]

$10,000  Over Life of Fund (as of October 31,  1995)

Value on 10/31/95:   $18,424 Tax Exempt Long-Term made 3/2/87
                     $19,092 Lehman Muni Bond Index
                     $13,769 Consumer Price Index*

$10,000 lump sum investment made on 3/2/87 (inception date)

         TAX-EXEMPT        LEHMAN MUNI
         LONG-TERM         BOND INDEX       CPI*

         $10,000           $10,000          $10,000
Mar-87   $9,890            $9,955           $10,045
Jun-87   $9,620            $9,777           $10,171
Sep-87   $9,109            $9,510           $10,299
Dec-87   $9,790            $10,062          $10,338
Mar-88   $10,207           $10,441          $10,436
Jun-88   $10,259           $10,564          $10,571
Sep-88   $10,455           $10,774          $10,732
Dec-88   $10,606           $10,856          $10,795
Mar-89   $10,642           $10,980          $10,956
Jun-89   $11,612           $11,855          $11,117
Sep-89   $11,651           $11,989          $11,198
Dec-89   $12,089           $12,435          $11,296
Mar-90   $11,657           $12,335          $11,529
Jun-90   $12,086           $12,786          $11,636
Sep-90   $12,036           $12,896          $11,888
Dec-90   $12,820           $13,548          $11,986
Mar-91   $13,086           $13,926          $12,094
Jun-91   $13,233           $14,154          $12,184
Sep-91   $14,123           $14,958          $12,291
Dec-91   $15,063           $15,717          $12,353
Mar-92   $14,739           $15,516          $12,479
Jun-92   $15,349           $16,143          $12,561
Sep-92   $16,027           $16,837          $12,659
Dec-92   $15,905           $16,882          $12,712
Mar-93   $16,596           $17,579          $12,864
Jun-93   $17,024           $18,045          $12,936
Sep-93   $17,547           $18,516          $12,998
Dec-93   $17,519           $18,527          $13,061
Mar-94   $16,949           $17,996          $13,186
Jun-94   $16,671           $17,810          $13,257
Sep-94   $16,706           $17,919          $13,383
Dec-94   $16,733           $17,987          $13,410
Mar-95   $17,621           $18,893          $13,563
Jun-95   $18,869           $20,044          $13,662
Oct-95   $18,424           $19,092          $13,769

Past Performance is not predictive of future performance.
*Source: Lipper Analytical Services, Inc.

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS  October 31, 1995

CASH RESERVE
--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                          ($ In Thousands)

COMMERCIAL PAPER

Aerospace & Defense-1.9%
   $14,000   AlliedSignal Inc., 5.75%, 11-9-95     $13,982
    14,500   Raytheon Co., 5.73%, 11-17-95          14,463
                                                    ------
                                                    28,445
                                                    ------
Agriculture-0.6%
     8,100   Cargill Financial Services Corp.,
             5.70%, 12-21-95 (Acquired 6-30-95;
             Cost $7,877)+                           8,036
                                                     -----
Automobiles & Auto Parts-5.9%
    40,000   Daimler-Benz North America
             Corp., 5.79%-5.95%, 12-6-95
             through 12-22-95                       39,720
    47,000   Ford Motor Credit Co.,
             5.67%-5.70%, 11-8-95
             through 12-4-95                        46,858
                                                    ------
                                                    86,578
                                                    ------
Banking-10.3%
    53,000   ABN Amro-Canada, 5.56%-5.72%,
             12-1-95 through 3-5-96                 52,122
    40,000   Abbey National PLC, 5.67%,
             12-5-95                                39,786
    40,000   Toronto-Dominion Bank,
             5.68%, 12-29-95                        39,634
    19,900   Union Bank of Switzerland,
             5.90%, 11-1-95                         19,900
                                                   -------
                                                   151,442
                                                   -------
Chemicals & Resins-5.0%
     9,300   Air Products & Chemicals, 5.64%-
             5.77%, 11-3-95 through 12-11-95         9,261
    23,500   Bayer AG, 5.70%, 12-20-95              23,318
    42,100   du Pont (E.I.) de Nemours & Co.,
             5.50%-5.68%, 11-15-95 through
             8-1-96 (Acquired 8-24-95 through
             8-30-95; Cost $40,258)+                40,755
                                                    ------
                                                    73,334
                                                    ------
Communications Services-7.8%
    63,000   AT&T Corp., 5.56%-5.59%,
             1-10-96 through 3-14-96                62,023
    28,400   Ameritech Capital Funding
             Corp., 5.58%-5.67%, 12-11-95
             through 12-21-95                       28,184
    25,000   BellSouth Telecommunications
             Inc., 5.71%, 11-17-95                  24,936
                                                    ------
                                                   115,143
                                                   -------
Diversified Companies-3.7%
    54,400   General Electric Capital
             Corp., 5.63%-5.73%, 11-7-95
             through 2-9-96                         54,040
                                                    ------
Education-1.6%
    24,000   Stanford University,
             5.47%-5.62%, 12-14-95
             through 2-5-96                         23,770
                                                    ------
Electrical & Electronic Components-1.3%
    18,500   Siemens Corp., 5.65%, 11-20-95         18,445
                                                    ------
Energy-3.8%
    30,000   Exxon Imperial USA Inc.,
             5.58%-5.73%, 11-20-95
             through 12-20-95
             (Acquired 6-26-95 through
             10-12-95; Cost $29,283)+               29,795
    25,398   Statoil (Den Norske Stats
             Oljeselskap A/S),
             5.74%-5.75%, 11-8-95
             through 11-29-95                       25,345
                                                    ------
                                                    55,140
                                                    ------
Financial Services-4.4%
    15,500   American Express Credit Corp.,
             5.70%, 11-6-95                         15,488
    50,000   Goldman Sachs Group, L.P.,
             5.67%-5.73%, 11-22-95
             through 11-24-95                       49,828
                                                    ------
                                                    65,316
                                                    ------
Food & Beverage-3.1%
    10,796   Brown-Forman Corp., 5.70%-5.72%,
             11-13-95 through 12-11-95              10,748
    28,000   Hershey Foods Corp., 5.72%, 12-1-95
             (Acquired 10-18-95; Cost $27,804)+     27,867
     4,500   Pepsico Inc., 5.70%, 12-8-95
             (Acquired 10-27-95; Cost $4,470)+       4,474
     2,500   Unilever Capital Corp.,
             5.60%, 12-11-95                         2,484
                                                     -----
                                                    45,573
                                                    ------
Industrial Equipment & Machinery-2.9%
    42,823   Dover Corp., 5.75%-5.76%, 11-3-95
             through 11-9-95 (Acquired
             10-4-95 through 10-27-95;
             Cost $42,629)+                         42,783
                                                    ------

See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (CONTINUED)   October 31, 1995

CASH RESERVE (CONTINUED)

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                          ($ In Thousands)
Insurance-11.5%
   $46,200   American Family Financial
             Services Inc., 5.72%-5.76%,
             11-7-95 through 12-12-95              $46,052
    13,000   Aon Corp., 5.67%-5.71%,
             11-28-95 through 12-11-95              12,938
    57,581   Metlife Funding Inc.,
             5.70%, 12-7-95                         57,253
    13,000   Principal Mutual Life
             Insurance Co., 5.73%,
             11-10-95 through 11-13-95              12,976
    13,900   SAFECO Credit Co. Inc.,
             5.70%, 12-22-95                        13,788
    27,000   USAA Capital Corp., 5.65%-5.68%,
             12-11-95 through 12-19-95              26,801
                                                    ------
                                                   169,808
                                                   -------
Metals & Mining-3.9%
    22,200   RTZ America Inc., 5.69%, 2-5-96
             (Acquired 10-26-95; Cost $21,842)+     21,863
    35,785   U.S. Borax & Chemical Corp., 5.65%-
             5.70%, 11-16-95 through 1-26-96
             (Acquired 8-9-95 through
             10-30-95; Cost $35,246)+               35,563
                                                    ------
                                                    57,426
                                                    ------
Office Equipment & Supplies-2.4%
    36,000   Pitney Bowes Credit Corp., 5.64%-
             5.68%, 11-6-95 through 12-4-95         35,923
                                                    ------
Paper & Forest Products-0.8%
    12,000   Weyerhaeuser Mortgage Co.,
             5.73%, 11-16-95                        11,971
                                                    ------
Pharmaceuticals-3.0%
    25,000   Lilly (Eli) & Co., 5.70%, 11-30-95     24,885
    20,000   Sandoz Corp., 5.70%, 12-8-95
             (Acquired 10-17-95;
             Cost $19,835)+                         19,883
                                                    ------
                                                    44,768
                                                    ------
Publishing-4.3%
    18,500   Dow Jones & Co. Inc.,
             5.65%-5.68%, 11-17-95
             through 12-11-95
             (Acquired 8-31-95; Cost $18,237)+      18,416
    44,300   Reed Elsevier Inc., 5.29%-5.30%,
             12-4-95 (Acquired 10-23-95
             through 10-25-95;
             Cost $44,031)+                         44,085
                                                    ------
                                                    62,501
                                                    ------
Retail (General Merchandise)-0.9%
   $12,800   Penney (J.C.) Company, Inc.,
             5.72%, 11-27-95                       $12,747
                                                    ------
Sovereign Governments & Agencies-7.3%
    16,000   Canadian Wheat Board,
             5.55%-5.58%, 2-27-96                   15,708
    50,700   Sweden (Kingdom of),
             5.58%-5.71%, 12-4-95
             through 3-20-96                        50,096
    42,000   Ontario Hydro, 5.68%, 12-29-95         41,616
                                                    ------
                                                   107,420
                                                   -------
Tobacco Products-2.3%
    33,900   BAT Capital Corp., 5.72%,
             11-27-95 through 11-29-95              33,756
                                                    ------
Utilities (Electric)-1.4%
    20,000   National Rural Utilities
             Cooperative
             Finance Corp., 5.70%, 12-6-95          19,889
                                                    ------

Total Commercial Paper-90.1%                     1,324,254
                                                 ---------
CERTIFICATES OF DEPOSIT

    17,000   Abbey National PLC,
             5.72%, 10-21-96                        17,000
    38,000   Deutsche Bank, 5.75%, 11-10-95         38,000
                                                    ------
Total Certificates of Deposit-3.7%                  55,000
                                                    ------

MUNICIPAL OBLIGATIONS

    22,000   Orange County, CA, VRN,
             6.825%, 6-30-96
             (LOC: State Street Bank)++             22,000
    16,500   Orange County, CA, VRN,
             6.825%, 6-30-96++                      16,500
                                                    ------
Total Municipal Obligations-2.6%                    38,500
                                                    ------

U.S. GOVERNMENT AGENCY SECURITIES

    18,100   FNMA, 5.59%, 7-1-96                    18,087
    24,500   FNMA, 5.76%, 9-3-96                    24,500
    10,000   SLMA, MTN, 5.90%, 10-4-96              10,000
                                                    ------
Total U.S. Government Agency Securities-3.6%        52,587
                                                    ------

TOTAL INVESTMENT SECURITIES-100.0%              $1,470,341
                                                 =========

See Notes to Financial Statements

+ Private placement securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at October 31, 1995, was $293,520 which represented 19.97% of net assets.

++ This security has been downgraded by both Moody's and S&P, due to the bankruptcy filing of Orange County, California. According to Securities and Exchange Commission Regulations, this security is no longer considered an eligible security without Board of Directors approval. On December 7, 1994, the Board of Directors determined that it was not in the best interest of the Fund to dispose of this security. This security was originally due to mature on July 10, 1995. Orange County revised the terms of this security to extend the maturity to June 30, 1996. The revised terms also included an increase in the security's interest rate and an interest payment schedule requiring partial payments of interest prior to June 30, 1996, with the remaining interest payments due at maturity. See Note 2 of the accompanying Notes to the Financial Statements.


U.S. GOVERNMENTS SHORT-TERM

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

U.S. TREASURY SECURITIES

   $14,500   U.S. Treasury Notes,
             6.25%, 8-31-96                        $14,577
    20,500   U.S. Treasury Notes,
             8.00%, 10-15-96                        20,956
    11,100   U.S. Treasury Notes,
             7.50%, 1-31-97                         11,352
    25,400   U.S. Treasury Notes,
             6.75%, 2-28-97                         25,768
    21,400   U.S. Treasury Notes,
             8.50%, 4-15-97                         22,249
    18,200   U.S. Treasury Notes,
             6.50%, 5-15-97                         18,435
    10,500   U.S. Treasury Notes,
             6.125%, 5-31-97                        10,579
    24,800   U.S. Treasury Notes,
             5.875%, 7-31-97                        24,910
    18,000   U.S. Treasury Notes,
             6.50%, 8-15-97                         18,267
    31,600   U.S. Treasury Notes,
             7.375%, 11-15-97                       32,647
    23,200   U.S. Treasury Notes,
             6.00%, 12-31-97                        23,385
    23,100   U.S. Treasury Notes,
             7.875%, 1-15-98                        24,154
    13,115   U.S. Treasury Notes,
             4.75%, 8-31-98                         12,799
    20,570   U.S. Treasury Notes,
             7.75%, 12-31-99                        22,041
    27,985   U.S. Treasury Notes,
             7.75%, 1-31-00                         30,010
    11,025   U.S. Treasury Notes,
             5.75%, 8-15-03                         10,881
                                                    ------
Total U.S. Treasury Securities-83.4%               323,010
      (Cost $319,682)                              -------

MORTGAGE-BACKED SECURITIES*

    12,346   FHLMC Series 1702-B
             TA PAC REMIC,
             5.85%, 9-15-97                         12,264
    16,650   FHLMC Series 1576
             PD PAC REMIC,
             5.50%, 3-15-98                         16,410
     5,000   FNMA 93 Series 185
             PB PAC REMIC,
             4.90%, 11-15-96                         4,923
    13,000   FNMA 92 Series 18
             G PAC REMIC,
             7.15%, 12-15-98                        13,240
                                                    ------
Total Mortgage-Backed Securities-12.1%              46,837
      (Cost $46,483)                                ------

TEMPORARY CASH INVESTMENTS-4.5%

      Repurchase Agreement
          (Goldman  Sachs & Co.,  Inc.),
          5.75%,  due 11-1-95; collateralized by
          $14,395 par value U.S. Treasury
          Bonds, 8.00%, due 11-15-21
          (Delivery value $17,302)                  17,299
      (Cost $17,299)                                ------

Total Investment Securities-100.0%                $387,146
      (Cost $383,464)                              =======

See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (CONTINUED)   October 31, 1995

U.S. GOVERNMENTS INTERMEDIATE-TERM

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)
U.S. TREASURY SECURITIES

      $205   U.S. Treasury Notes,
             6.875%, 3-31-97                          $209
     1,400   U.S. Treasury Notes,
             6.125%, 5-31-97                         1,410
       660   U.S. Treasury Notes,
             8.50%, 7-15-97                            691
       300   U.S. Treasury Notes,
             6.50%, 8-15-97                            304
       990   U.S. Treasury Notes,
             6.00%, 11-30-97                           997
       305   U.S. Treasury Notes,
             7.875%, 1-15-98                           319
     1,000   U.S. Treasury Notes,
             5.875%, 8-15-98                         1,005
     1,000   U.S. Treasury Notes,
             5.875%, 3-31-99                         1,005
       700   U.S. Treasury Notes,
             6.875%, 8-31-99                           726
       485   U.S. Treasury Notes,
             7.125%, 9-30-99                           507
     1,100   U.S. Treasury Notes,
             7.50%, 10-31-99                         1,167
       500   U.S. Treasury Notes,
             5.875%, 6-30-00                           502
       500   U.S. Treasury Notes,
             6.125%, 7-31-00                           506
       550   U.S. Treasury Notes,
             6.25%, 8-31-00                            561
     1,000   U.S. Treasury Notes,
             6.125%, 9-30-00                         1,014
     1,145   U.S. Treasury Notes,
             7.75%, 2-15-01                          1,244
     1,600   U.S. Treasury Notes,
             7.50%, 5-15-02                          1,739
     1,120   U.S. Treasury Notes,
             5.75%, 8-15-03                          1,105
     1,060   U.S. Treasury Bonds,
             11.625%, 11-15-04                       1,468
       905   U.S. Treasury Bonds,
             9.125%, 5-15-09                         1,082
       250   U.S. Treasury Bonds,
             11.25%, 2-15-15                           386
       310   U.S. Treasury Bonds,
             8.125%, 8-15-19                           373
                                                      ----
Total U.S. Treasury Securities-85.6%                18,320
      (Cost $17,824)                                ------

MORTGAGE-BACKED SECURITIES*

       360   FHLMC Series 1702-B
             TA PAC REMIC,
             5.85%, 9-15-97                            358
       300   FHLMC Series 1576
             PD PAC REMIC,
             5.50%, 3-15-98                            296
       219   FHLMC Pool #E00279,
             6.50%, 1-15-00                            217
       300   FHLMC Series 1684
             D PAC REMIC,
             5.35%, 8-15-00                            293
     1,485   FNMA Series 1993-5
             G PAC REMIC,
             7.15%, 5-15-01                          1,522
                                                     -----
Total Mortgage-Backed Securities-12.6%               2,686
      (Cost $2,628)                                  -----

TEMPORARY CASH INVESTMENTS-1.8%

      Repurchase Agreement  (Goldman
          Sachs & Co.,  Inc.),  5.75%, due
          11-1-95; collateralized by $300
          par value U.S. Treasury Bonds,
          9.00%, due 11-15-18
          (Delivery value $389)                        389
      (Cost $389)                                      ---

TOTAL INVESTMENT SECURITIES-100.0%                 $21,395
      (Cost $20,841)                                ======

LIMITED-TERM BOND

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                          ($ In Thousands)

U.S. TREASURY SECURITIES

      $250   U.S. Treasury Notes,
             5.125%, 3-31-96                          $250

See Notes to Financial Statements

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

      $400   U.S. Treasury Notes,
             5.875%, 5-31-96                          $401
       200   U.S. Treasury Notes,
             5.625%, 6-30-97                           200
     1,000   U.S. Treasury Notes,
             5.875%, 8-15-98                         1,005
                                                     -----
Total U.S. Treasury Securities-26.0%                 1,856
      (Cost $1,849)                                  -----

MORTGAGE-BACKED SECURITIES*-12.1%

       868   FHLMC Series 1239 E PAC
             REMIC, 6.80%, 4-15-96                     868
      (Cost $868)                                      ---

CORPORATE BONDS

Automobiles & Auto Parts-6.5%
       200   Ford Motor Credit Co.,
             7.75%, 10-1-99                            210
       250   General Motors Acceptance
             Corp., MTN, 7.30%, 2-2-98                 256
                                                       ---
                                                       466
                                                       ---
Banking-9.1%
       200   Chase Manhattan Corp.,
             8.80%, 2-1-00                             206
       200   Golden West Financial Corp.,
             9.15%, 5-23-98                            214
       200   Republic New York Corp.,
             9.75%, 12-1-00                            230
                                                       ---
                                                       650
                                                       ---
Financial Services-11.4%
       100   Commercial Credit Co.,
             5.75%, 7-15-00                             98
       275   Lehman Brothers Holdings Inc.,
             MTN, 8.875%, 2-15-00                      297
       200   Paine Webber Group Inc.,
             MTN, 7.96%, 4-28-00                       210
       200   Standard Credit Card Trust
             Series 1995-2, 8.625%, 1-7-00             208
                                                       ---
                                                       813
                                                       ---
Food & Beverage-3.0%
       200   Nabisco, Inc., 8.00%, 1-15-00             212
                                                       ---
Industrial Equipment & Machinery-4.3%
       300   Caterpillar Financial Services
             Corp., MTN, 7.46%, 10-15-97               309
                                                       ---
Insurance-2.9%
       200   American General Corp.,
             7.70%, 10-15-99                           210
                                                       ---
Paper & Forest Products-2.9%
       200   Boise Cascade Co.,
             7.375%, 8-1-97                            204
                                                       ---
Retail (General Merchandise)-3.0%
       200   Sears, Roebuck & Co., Inc.,
             MTN, 8.00%, 2-16-99                       211
                                                       ---
Tobacco Products-4.3%
       100   Philip Morris Companies Inc.,
             7.50%, 3-15-97                            102
       200   Philip Morris Companies Inc.,
             7.375%, 2-15-99                           206
                                                       ---
                                                       308
                                                       ---
Utilities-8.5%
       200   Cincinnati Gas & Electric Co.,
             5.80%, 2-15-99                            198
       200   Duke Power Co., 8.00%, 11-1-99            214
       200   Texas Utilities Electric Co.,
             5.75%, 7-1-98                             198
                                                       ---
                                                       610
                                                       ---
Total Corporate Bonds-55.9%                          3,993
      (Cost $3,917)                                  -----

TEMPORARY CASH INVESTMENTS

      Repurchase Agreement (Goldman Sachs
             & Co., Inc.), 5.75%, due 11-1-95;
             collateralized by $275 par value
             U.S. Treasury Bonds, 8.00%,
             due 11-15-21 (Delivery value $327)        327
      100 Units of Participation in Provident
             Institutional Funds (TempCash
             Portfolio)                                100
                                                       ---
Total Temporary Cash Investments-6.0%                  427
      (Cost $427)                                      ---

Total Investment Securities-100.0%                  $7,144
      (Cost $7,061)                                  -----

See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (CONTINUED)    October 31, 1995

INTERMEDIATE-TERM BOND

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

U.S. TREASURY SECURITIES
    $1,000   U.S. Treasury Notes,
             5.875%, 6-30-00                        $1,003
     1,500   U.S. Treasury Notes,
             5.75%, 10-31-00                         1,497
       250   U.S. Treasury Notes,
             6.50%, 8-15-05                            259
                                                       ---
Total U.S. Treasury Securities-21.8%                 2,759
      (Cost $2,751)                                  -----

MORTGAGE-BACKED SECURITIES*-6.9%
       874   FHLMC Pool #E00279,
             6.50%, 1-15-00                            869
      (Cost $877)                                      ---

CORPORATE BONDS

Automobiles & Auto Parts-4.4%
       200   Ford Motor Credit Co.,
             7.75%, 10-1-99                            210
       300   General Motors Corp.
             Global Notes, 9.625%, 12-01-00            342
                                                       ---
                                                       552
                                                       ---
Banking-11.8%
       200   Abbey National First Capital
             B.V., 8.20%, 10-15-04                     221
       500   BankAmerica Corp.,
             7.75%, 7-15-02                            534
       200   Chase Manhattan Corp.,
             8.80%, 2-1-00                             206
       300   KeyCorp, MTN, 7.30%, 2-3-03               312
       200   Wells Fargo & Co.,
             8.375%, 5-15-02                           221
                                                       ---
                                                     1,494
                                                     -----
Energy-3.6%
       200   Occidental Petroleum Corp.,
             10.125%, 11-15-01                         236
       200   Texaco Capital Inc., 9.45%, 3-1-00        224
                                                       ---
                                                       460
                                                       ---
Financial Services-5.7%
       100   Commercial Credit Co.,
             5.75%, 7-15-00                             98
       300   Paine Webber Group Inc.,
             MTN, 7.96%, 4-28-00                       315
       300   Standard Credit Card Trust Series
             1995-2, 8.625%, 1-7-00                    312
                                                       ---
                                                       725
                                                       ---
Food & Beverage-5.2%
       300   Nabisco, Inc., 8.00%, 1-15-00             318
       300   Seagram Co. Ltd., 8.35%, 11-15-06         337
                                                       ---
                                                       655
                                                       ---
Industrial Equipment & Machinery-2.4%
       300   Caterpillar Financial Services
             Corp., MTN, 7.46%, 10-15-97               309
                                                       ---
Insurance-7.9%
       200   American General Corp.,
             7.70%, 10-15-99                           210
       200   American General Corp.,
             6.75%, 6-15-05                            202
       300   Delphi Financial Group, Inc.,
             8.00%, 10-1-03                            292
       300   London Insurance Group,
             6.875%, 9-15-05                           302
                                                       ---
                                                     1,006
                                                     -----
Paper & Forest Products-2.2%
       250   Boise Cascade Corp.,
             9.90%, 3-15-00                            280
                                                       ---
Retail (General Merchandise)-5.3%
       200   Sears, Roebuck & Co., Inc.,
             MTN, 8.29%, 6-10-02                       219
       125   Sears, Roebuck & Co., Inc.,
             MTN, 8.23%, 10-21-04                      139
       200   Wal-Mart Stores, Inc.,
             6.75%, 5-15-02                            205
       100   Wal-Mart Stores, Inc.,
             7.50%, 5-15-04                            107
                                                       ---
                                                       670
                                                       ---
Tobacco Products-3.3%
       100   Philip Morris Companies Inc.,
             7.50%, 3-15-97                            102
       200   Philip Morris Companies Inc.,
             7.375%, 2-15-99                           207
       100   Philip Morris Companies Inc.,
             7.50%, 1-15-02                            105
                                                       ---
                                                       414
                                                       ---
Utilities-8.9%
       300   Baltimore Gas & Electric Co.,
             8.375%, 8-15-01                           331
       300   Duke Power Co., 8.00%, 11-1-99            320

See Notes to Financial Statements

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                          ($ In Thousands)

      $250   Idaho Power Co., 8.65%, 1-1-00           $273
       200   Texas Utilities Electric Co.,
             5.75%, 7-1-98                             198
                                                       ---
                                                     1,122
                                                     -----
Total Corporate Bonds-60.7%                          7,687
      (Cost $7,492)                                  -----

SOVEREIGN GOVERNMENTS & AGENCIES
       200   Hydro-Quebec, 7.375%, 2-1-03              208
       250   Province of Ontario Global
             Bonds, 6.125%, 6-28-00                    249
                                                       ---
Total Sovereign Governments & Agencies-3.6%            457
      (Cost $445)                                      ---

TEMPORARY CASH INVESTMENTS
      500 par value FFCB Discount Note,
             5.58%, 12-7-95                            497
      Repurchase Agreement (Goldman
             Sachs & Co., Inc.), 5.75%, due
             11-1-95; collateralized by $330 par
             value U.S. Treasury Bonds, 8.00%,
             due 11-15-21 (Delivery value $392)        392
                                                       ---
Total Temporary Cash Investments-7.0%                  889
      (Cost $889)                                      ---

Total Investment Securities-100.0%                  12,661
      (Cost $12,454)                                ======

LONG-TERM BOND
--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                          ($ In Thousands)

U.S. TREASURY SECURITIES
     5,000   U.S. Treasury Notes,
             5.125%, 3-31-96                         4,992
     2,000   U.S. Treasury Notes,
             6.875%, 10-31-96                        2,025
     5,000   U.S. Treasury Notes,
             5.625%, 6-30-97                         5,002
     4,000   U.S. Treasury Notes,
             5.875%, 7-31-97                         4,018
     4,000   U.S. Treasury Notes,
             5.75%, 9-30-97                          4,011
     5,000   U.S. Treasury Notes,
             5.625%, 10-31-97                        5,002
     5,000   U.S. Treasury Notes,
             5.75%, 10-31-00                         4,989
     2,000   U.S. Treasury Bonds,
             6.875%, 8-15-25                         2,148
                                                     -----
Total U.S. Treasury Securities-21.9%                32,187
      (Cost $32,106)                                ------

U.S. GOVERNMENT AGENCIES-1.3%

     2,000   Tennessee Valley Authority,
             6.875%, 12-15-43                        1,932
    (Cost $1,854)                                    -----

MORTGAGE-BACKED SECURITIES*

     1,695   FHLMC Series 19 E PAC REMIC,
             8.00%, 11-15-96                         1,726
     1,000   FHLMC Series 116 F PAC REMIC,
             8.50%, 5-15-99                          1,068
     2,804   FNMA 91 Series 21 G PAC REMIC,
             6.00%, 3-25-96                          2,781
     1,926   FNMA 90 Series 88 H PAC REMIC,
             7.75%, 8-25-96                          1,956
     1,534   FNMA 89 Series 35 G REMIC,
             9.50%, 2-15-99                          1,623
                                                     -----
Total Mortgage-Backed Securities-6.2%                9,154
      (Cost $8,327)                                  -----

CORPORATE BONDS

Aerospace & Defense-1.5%
     2,000   Boeing Co., 7.875%, 4-15-43             2,215
                                                     -----
Automobiles & Auto Parts-6.3%
     3,000   Ford Motor Credit Co., 7.75%, 6-15-43   3,218
     6,000   General Motors Acceptance Corp.,
             MTN, 6.25%, 1-6-00                      5,978
                                                     -----
                                                     9,196
                                                     -----
Banking-11.5%
     5,000   Citicorp Euro, 7.00%, 1-2-04            5,106
     4,000   First Bank System Inc., 7.625%, 5-1-05  4,285
     3,000   First Union Corp., 8.77%, 11-15-04      3,281
     4,000   KeyCorp, MTN, 7.30%, 2-3-03             4,165
                                                     -----
                                                    16,837
                                                    ------

See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (CONTINUED)   October 31, 1995

LONG-TERM BOND (CONTINUED)

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

Chemicals & Resins-7.1%
    $5,000   ARCO Chemical Co.,
             10.25%, 11-1-10                        $6,713
     3,000   Dow Capital B.V., 9.20%, 6-1-10         3,701
                                                     -----
                                                    10,414
                                                    ------
Communications Services-5.1%
     4,000   Motorola Inc., 6.50%, 9-1-25            4,065
     3,000   TKR Cable I Inc.,
             10.50%, 10-30-07                        3,368
                                                     -----
                                                     7,433
                                                     -----
Energy (Production & Marketing)-1.6%
     2,000   Texaco Capital Inc.,
             8.625%, 4-1-32                          2,408
                                                     -----
Financial Services-2.1%
     3,000   Paine Webber Group Inc.,
             MTN, 7.96%, 4-28-00                     3,146
                                                     -----
Food & Beverage-2.9%
     4,000   Nabisco, Inc., 8.00%, 1-15-00           4,235
                                                     -----
Insurance-3.8%
     2,000   Delphi Financial Group, Inc.,
             8.00%, 10-1-03                          1,945
     3,000   Lincoln National Corp.,
             9.125%, 10-1-24                         3,656
                                                     -----
                                                     5,601
                                                     -----
Paper & Forest Products-3.2%
     1,000   Boise Cascade Corp.,
             MTN, 9.80%, 4-15-03                     1,165
     2,000   Boise Cascade Corp.,
             9.45%, 11-1-09                          2,402
     1,000   Georgia-Pacific Corp.,
             9.50%, 12-1-11                          1,201
                                                     -----
                                                     4,768
                                                     -----
Retail (General Merchandise)-7.7%
     5,000   Sears, Roebuck & Co., Inc.,
             9.375%, 11-1-11                         6,156
     5,000   Wal-Mart Stores Inc.,
             6.75%, 5-15-02                          5,131
                                                     -----
                                                    11,287
                                                    ------
Tobacco Products-2.9%
     4,000   Philip Morris Companies Inc.,
             7.50%, 1-15-02                          4,185
                                                     -----
Utilities-10.1%
     5,000   Pacific Gas & Electric Co.,
             5.50%, 6-1-99                           4,894
     5,000   Texas Utilities Electric Co.,
             8.25%, 4-1-04                           5,513
     4,000   Union Electric Co.,
             7.65%, 7-15-03                          4,360
                                                     -----
                                                    14,767
                                                    ------
Total Corporate Bonds-65.8%                         96,492
      (Cost $91,995)                                ------

SOVEREIGN GOVERNMENTS & AGENCIES-2.3%

     3,000   Hydro-Quebec, 8.05%, 7-7-24             3,311
      (Cost $3,251)                                  -----

TEMPORARY CASH INVESTMENTS-2.5%

      Repurchase Agreement  (Goldman
         Sachs & Co.,  Inc.), 5.75%, due
         11-1-95; collateralized by $3,080
         par value U.S. Treasury Bonds,
         8.125%, due 8-15-21
         (Delivery value $3,685)                     3,684
      (Cost $3,684)                                  -----

Total Investment Securities-100.0%                $146,760
      (Cost $141,217)                              =======

TAX-EXEMPT SHORT-TERM

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

MUNICIPAL BONDS

Alabama-1.7%
     1,000   Alabama GO, 5.70%, 3-1-98               1,036
                                                     -----
Alaska-0.9%
       565   Alaska Industrial Development
             and Export Auth. Rev., 4.70%,
             4-1-96                                    567
                                                       ---

See Notes to Financial Statements

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                          ($ In Thousands)

Arizona-3.2%
    $1,000   Maricopa County Community
             College District GO,
             6.80%, 7-1-98                          $1,067
       375   Tucson Certificates of
             Participation, 5.00%, 1-1-96
             (Asset Guaranty)                          375
       535   Tucson Certificates of
             Participation, 5.25%, 1-1-97
             (Asset Guaranty)                          539
                                                       ---
                                                     1,981
                                                     -----
Arkansas-1.1%
       690   Jefferson County Pollution Control
             Rev., 3.40%, 12-15-95 (CFCG)              690
                                                       ---
California-5.4%
     2,000   California GO, 11.00%, 3-1-98           2,300
     1,000   Los Angeles Municipal
             Improvement Corp. Certificates
             of Participation, 4.50%, 6-1-96         1,004
                                                     -----
                                                     3,304
                                                     -----
Florida-3.7%
     1,200   Florida Housing Finance Agency
             Rev., 5.50%, Mandatory Put
             11-1-96 (FSA)*                          1,222
     1,000   Florida State Board of Education
             GO, 5.40%, 6-1-00                       1,044
                                                     -----
                                                     2,266
                                                     -----
Georgia-3.4%
     1,000   Gwinnett County Water and Sewer
             Rev., 6.50%, Prerefunded
             8-1-98 at 102% of Par**                 1,078
     1,000   Metropolitan Atlanta Rapid
             Transit Auth. Sales Tax Rev.,
             6.80%, 7-1-96                           1,019
                                                     -----
                                                     2,097
                                                     -----
Guam-2.5%
     1,000   Government of Guam GO,
             5.50%, 8-15-97                          1,020
       500   Guam Power Auth. Rev., 5.20%,
             10-1-97                                   505
                                                       ---
                                                     1,525
                                                     -----
Illinois-6.6%
     1,015   Cook County GO,
             5.75%, 11-15-99 (MBIA)                  1,068
     1,000   Illinois Development and Finance
             Auth. Rev. (Wheaton Schools),
             8.00%, 12-1-95 (MBIA)                   1,003
     1,960   Illinois Health Facilities Auth.
             Rev. (OSF Healthcare), 3.80%,
             11-15-95                                1,960
                                                     -----
                                                     4,031
                                                     -----
Indiana-3.3%
     1,960   Indiana Transportation Finance
             Auth. Highway Rev., 6.70%,
             6-1-97                                  2,036
                                                     -----
Kentucky-1.6%
     1,000   Kentucky Development Finance
             Auth. Rev. (Sisters of Charity
             of Nazareth Health Corp.),
             5.60%, 11-1-95                          1,000
                                                     -----
Louisiana-2.4%
     1,500   Louisiana Public Facilities Auth.
             Rev. (Browning-Ferris Project),
             3.85%, 11-1-96                          1,486
                                                     -----
Maryland-4.2%
     1,500   Baltimore County GO,
             5.00%, 8-1-01                           1,550
     1,000   Maryland GO, 4.85%, 4-15-02             1,025
                                                     -----
                                                     2,575
                                                     -----
Massachusetts-3.4%
     2,000   Massachusetts GO, 5.50%, 7-1-99         2,075
                                                     -----
Michigan-1.7%
       500   Michigan Hospital Finance Auth.
             Rev. (Genesys Health Systems),
             6.10%, 10-1-96                            506
       500   Michigan Hospital Finance Auth.
             Rev. (Genesys Health Systems),
             6.40%, 10-1-97                            511
                                                       ---
                                                     1,017
                                                     -----
Minnesota-6.0%
     1,200   Minneapolis Hospital Rev. (Lifespan
             Inc.-Abbott Northwestern),
             7.00%, Prerefunded 12-1-99 to
             102% of Par**                           1,345
     1,000   Minnesota GO, 6.40%, 8-1-98             1,061
     1,275   Southern Minnesota Municipal
             Power Agency Rev., 4.70%,
             1-1-02 (AMBAC)                          1,282
                                                     -----
                                                     3,688
                                                     -----
Nevada-2.5%
       500   Nevada GO, 5.20%, 4-1-96                  503
     1,010   Washoe County Hospital Facility
             Rev. (Washoe Medical Center,
             Inc.), 4.55%, 6-1-96 (AMBAC)            1,014
                                                     -----
                                                     1,517
                                                     -----

See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (CONTINUED)   October 31, 1995

TAX-EXEMPT SHORT-TERM (CONTINUED)

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

New Jersey-3.0%
    $1,750   West Windsor Plainsboro GO,
             5.25%, 12-1-02 (FGIC)                  $1,828
                                                     -----
New York-4.1%
     1,000   Nassau County GO, 6.30%,
             11-1-96 (FGIC)                          1,024
     1,000   New York State Certificates of
             Participation, 5.50%, 9-1-96            1,009
       445   Port Authority of New York and
             New Jersey Rev. Consolidated
             Notes, Series SS, 4.90%, 9-1-97           446
                                                       ---
                                                     2,479
                                                     -----
Ohio-1.5%
       930   Montgomery County Water Rev.,
             3.40%, 11-15-95 (AMBAC)                   930
                                                       ---
Oregon-4.4%
     1,000   Oregon GO, 5.30%, 4-15-98               1,029
     1,610   Washington County Unified
             Sewer Agency Rev., 4.80%,
             10-1-98 (AMBAC)                         1,638
                                                     -----
                                                     2,667
                                                     -----
Pennsylvania-6.1%
       900   Delaware County Health Care Rev.
             (Mercy Health Corporation
             Southeast), 4.125%, 11-15-95              900
       750   Lehigh County Hospital Rev.
             (St. Luke's Bethlehem Project),
             3.50%, 11-15-95 (AMBAC)                   750
     2,000   Philadelphia Gas Works Rev.,
             5.40%, 7-1-98                           2,046
                                                     -----
                                                     3,696
                                                     -----
Puerto Rico-2.1%
     1,280   Puerto Rico Electric Power Auth.
             Rev., 4.25%, 7-1-97                     1,282
                                                     -----
Tennessee-1.7%
     1,000   Metropolitan Nashville Airport
             Rev., 6.125%, 7-1-98 (FGIC)             1,045
                                                     -----
Texas-11.7%
     1,780   Brownsville Utility System Rev.,
             5.00%, 9-1-00 (AMBAC)                   1,824
     1,000   Colorado River Municipal Water
             District Rev., 8.25%, Prerefunded
             1-1-01 to Par (AMBAC)**                 1,185
     1,000   Houston Hotel Occupancy Tax
             Rev., 5.00%, 7-1-97 (FSA)               1,013
     1,000   Texas Public Finance Auth.
             GO, 8.00%, 10-1-97                      1,073
     2,000   Texas Tax and Revenue
             Anticipation Notes, Series A,
             4.75%, 8-30-96                          2,016
                                                     -----
                                                     7,111
                                                     -----
Utah-3.5%
       500   Utah Board of Regents Student
             Loan Rev., 7.00%, 11-1-95
             (AMBAC)                                   500
     1,600   Utah GO, 5.50%, 7-1-98                  1,659
                                                     -----
                                                     2,159
                                                     -----
Washington-4.4%
     1,680   Snohomish County Public Utility
             District #1 Electric Rev.,
             4.75%, 1-1-00                           1,671
     1,000   Washington Public Power Supply
             System Rev. (Nuclear Project
             #2), 3.75%, 7-1-97                        989
                                                       ---
                                                     2,660
                                                     -----
West Virginia-1.7%
     1,000   West Virginia School Building
             Auth. Capital Improvement
             Rev., 6.25%, 7-1-96                     1,012
                                                     -----
Total Municipal Bonds-97.8%                         59,760
      (Cost $59,267)                                ------

SHORT-TERM TAX-EXEMPT SECURITIES

Washington-0.8%
       500   Washington State Housing
             Finance Commission Rev.
             (Inglenook Court Project),
             4.15%, VRDO, 11-1-95
             (LOC: Bank of America)                    500
      (Cost $500)                                      ---

TEMPORARY CASH INVESTMENTS-1.4%

      834 Units of Participation in Provident
             Institutional Funds (Muni Fund
             Portfolio)                                834
      (Cost $834)                                      ---

Total Investment Securities-100.0%                 $61,094
      (Cost $60,601)                                ======

See Notes to Financial Statements

TAX-EXEMPT INTERMEDIATE-TERM

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

MUNICIPAL BONDS

Alabama-2.1%
    $1,525   City of Huntsville GO,
             5.50%, 2-1-05                          $1,599
                                                     -----
California-2.7%
     1,000   California GO, 6.25%, 9-1-08            1,089
     1,000   Central Valley Financing Auth.
             Rev. (Carson Ice-Generation
             Project), 5.00%, 7-1-98                 1,009
                                                     -----
                                                     2,098
                                                     -----
Colorado-1.4%
     1,000   Denver Sales Tax Rev. (Major
             League Baseball Stadium
             District), 6.10%, 10-1-01 (FGIC)        1,086
                                                     -----
Connecticut-1.4%
     1,040   Connecticut State Special Tax
             Obligation Rev., 6.10%, 10-1-01         1,125
                                                     -----
District of Columbia-8.8%
     2,000   District of Columbia GO, 4.65%,
             6-1-02 (MBIA)                           1,973
     1,000   District of Columbia Hospital
             Rev. (Medlantic Health Care
             Group), 5.25%, 8-15-02 (MBIA)           1,033
     1,275   Metropolitan Airport Auth.
             General Rev., 6.30%, 10-1-03
             (MBIA)                                  1,397
     2,450   Metropolitan Area Transportation
             Auth. Rev., 4.60%, 7-1-02 (FGIC)        2,452
                                                     -----
                                                     6,855
                                                     -----
Florida-1.8%
       385   Florida State Certificates of
             Participation, 5.75%, 11-15-95            385
     1,000   Miami Beach Water and Sewer
             Rev., 5.10%, 9-1-05 (FSA)               1,028
                                                     -----
                                                     1,413
                                                     -----
Georgia-2.8%
     1,000   City of Atlanta Airport Facilities
             Rev., 7.00%, 1-1-01                     1,098
     1,000   Metropolitan Atlanta Rapid
             Transit Auth. Sales Tax Rev.,
             6.05%, 7-1-01                           1,071
                                                     -----
                                                     2,169
                                                     -----
Illinois-5.7%
     2,000   Chicago O'Hare International
             Airport Rev., 5.00%, 1-1-00
             (MBIA)                                  2,030
     2,250   Illinois GO, 6.00%, 10-1-01             2,409
                                                     -----
                                                     4,439
                                                     -----
Iowa-1.3%
     1,000   Iowa Finance Auth. Rev.,
             4.90%, 6-15-05                          1,002
                                                     -----
Louisiana-1.4%
     1,000   Louisiana GO, 7.00%, 8-1-02             1,063
                                                     -----
Maryland-1.3%
     1,000   Maryland Health and Higher
             Education Facilities Auth. Rev.
             (Francis Scott Key Hospital),
             5.00%, 7-1-03 (FGIC)                    1,022
                                                     -----
Massachusetts-9.9%
     2,605   Massachusetts Bay Transportation
             Auth. Rev., 5.40%, 3-1-00               2,698
     1,500   Massachusetts GO, 5.40%,
             11-1-07 (MBIA)                          1,550
     2,000   Massachusetts Housing Finance
             Agency Housing Rev., 5.90%,
             1-1-03 (AMBAC)                          2,072
     1,000   Massachusetts State Refunding
             GO, 4.95%, 8-1-05 (AMBAC)               1,006
       360   Massachusetts Water Resources
             Auth. Rev., 6.90%, 4-1-97**               375
                                                       ---
                                                     7,701
                                                     -----
Mississippi-2.6%
     2,000   Mississippi Hospital Equipment
             and Facilities Auth. Rev. (North
             Miss. Health Service), 5.00%,
             5-15-00 (AMBAC)                         2,035
                                                     -----
Missouri-1.4%
     1,000   Missouri Board of Public
             Buildings State Office Buildings
             Special Obligation Rev., 6.30%,
             12-1-05                                 1,075
                                                     -----
Nebraska-2.7%
     2,000   Nebraska Investment Finance
             Auth. Hospital Rev. (Methodist
             Health), 6.55%, 3-1-99 (MBIA)           2,131
                                                     -----
New Jersey-9.1%
     1,030   Atlantic City Board of Education
             GO, 6.00%, 12-1-06 (AMBAC)              1,109

See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (CONTINUED)   October 31, 1995

TAX-EXEMPT INTERMEDIATE-TERM (CONTINUED)

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

    $1,410   New Jersey Educational Facility
             Auth. Rev. (New Jersey
             Institute of Technology),
             5.90%, 7-1-08 (MBIA)                   $1,489
     1,000   New Jersey Health Care
             Facilities Financing Auth.
             Rev. (Atlantic City Medical
             Center), 6.15%, 7-1-99                  1,047
     1,000   New Jersey Transportation
             System Trust Fund Auth.
             Rev., 6.25%, 12-15-03                   1,108
     1,000   New Jersey Turnpike Auth.
             Rev., 6.20%, 1-1-00                     1,063
     1,200   New Jersey Wastewater Treatment
             Trust Rev., 7.25%, 5-15-02              1,288
                                                     -----
                                                     7,104
                                                     -----
New York-2.7%
     2,045   New York State Medical Care
             Facilities Finance Agency
             Rev., 5.95%, 8-15-09 (FHA)              2,126
                                                     -----
Ohio-6.6%
     1,450   Ohio Higher Educational
             Facility Community Rev.
             (University of Dayton), 5.55%,
             12-1-07 (FGIC)                          1,508
     3,320   Ohio Water Development Auth.
             Pollution Control Rev.,
             6.00%, 12-1-05 (MBIA)                   3,620
                                                     -----
                                                     5,128
                                                     -----
Oregon-6.0%
     1,805   Lane County School District
             #19 GO, 6.375%, 10-15-05 (MBIA)         2,012
     1,000   Oregon State Department of
             Transportation Rev., 5.50%,
             6-1-00 (MBIA)                           1,048
     1,500   Washington County Unified
             Sewerage Agency Rev., 5.30%,
             10-1-01 (AMBAC)                         1,567
                                                     -----
                                                     4,627
                                                     -----
Pennsylvania-11.3%
     1,000   Harrisburg Lease Rev., 6.25%,
             6-1-00 (Subject to Crossover
             Refunding 7-1-96)(CGIC)                 1,062
     1,500   Pennsylvania Turnpike
             Commission Rev., 6.25%,
             6-1-01 (AMBAC)                          1,626
     2,000   Philadelphia Gas Works Rev.,
             5.70%, 7-1-00 (CGIC)                    2,098
     1,000   Philadelphia Hospitals & Higher
             Education Facilities Auth. Rev.
             (Temple University Hosp.),
             5.60%, 11-15-98                         1,012
     2,000   Philadelphia Water and
             Wastewater Rev., 5.15%,
             6-15-04 (FGIC)                          2,050
     1,000   Philadelphia Water and
             Wastewater Rev., 5.00%,
             6-15-12 (FGIC)                            943
                                                       ---
                                                     8,791
                                                     -----
Puerto Rico-1.4%
     1,000   Puerto Rico Electric Power
             Auth. Rev., 5.70%, 7-1-00               1,047
                                                     -----
Texas-9.2%
       535   Austin Utility System Rev.,
             7.50%, 11-15-98**                         586
     2,000   Brazos Higher Education Auth.
             Student Loan Rev., 5.50%, 12-1-98       2,055
     1,875   Brownsville Utility System Rev.,
             6.00%, 9-1-08 (AMBAC)                   2,028
     1,000   City of Dallas-Fort Worth Regional
             Airport Rev., 5.90%, 11-1-08
             (MBIA)                                  1,044
     1,340   Harris County Health Facility
             Development Corp. Hospital
             Rev. (St. Luke's Episcopal
             Hosp.), 6.40%, 2-15-00                  1,426
                                                     -----
                                                     7,139
                                                     -----
Utah-1.4%
     1,000   Salt Lake County Municipal
             Building Auth. Lease Rev.,
             6.00%, 10-1-07 (MBIA)                   1,071
                                                     -----
Virginia-2.2%
     1,650   Chesapeake Bay Bridge and
             Tunnel District Rev.,
             5.20%, 7-1-02 (FGIC)                    1,707
                                                     -----
Washington-2.8%
     1,000   Tacoma Washington Electric
             System Rev., 6.10%, 1-1-07
             (FGIC)                                  1,080

See Notes to Financial Statements

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                          ($ In Thousands)

    $1,000   Washington Public Power
             Supply System Rev. (Nuclear
             Project #2), 7.30%, 7-1-00             $1,103
                                                     -----
                                                     2,183
                                                     -----
TOTAL INVESTMENT SECURITIES-100%                   $77,736
      (Cost $75,215)                                ======

TAX-EXEMPT LONG-TERM

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                          ($ In Thousands)

MUNICIPAL BONDS

Alaska-0.2%
        85   Alaska Housing Finance Corp.
             Rev., 8.75%, 12-1-16                       90
                                                        --
California-20.4%
     1,000   California Department of Water
             Resources Rev., (Central
             Valley Project), 5.75%, 12-1-13         1,006
     2,000   California Public Works Board
             Lease Rev., 5.00%, 12-1-19 (AMBAC)      1,829
     1,000   California Public Works Board
             Lease Rev., 6.20%, 10-1-08              1,054
     1,000   East Bay Municipal Utility
             District Rev., 5.00%, 6-1-06
             (MBIA)                                  1,003
     1,400   Los Angeles County Metropolitan
             Transit Auth. Sales Tax Rev.,
             5.50%, 7-1-13 (MBIA)                    1,387
     1,000   Los Angeles County Metropolitan
             Transit Auth. Sales Tax Rev.,
             5.00%, 7-1-25 (AMBAC)                     902
     1,000   Los Angeles County Sanitation
             District Auth. Rev.,
             5.25%, 10-1-10 (MBIA)                     982
     1,500   Metropolitan Water District
             Rev. (Southern California
             Waterworks), 5.75%, 7-1-21              1,511
     1,850   Northern California Power
             Agency Rev. (Hydroelectric
             Project #1), 6.25%, 7-1-12
             (MBIA)                                  1,949
                                                     -----
                                                    11,623
                                                    ------
Colorado-0.6%
       300   Colorado Housing & Finance
             Auth. Housing Rev., 8.70%,
             9-1-07                                    321
                                                       ---
Connecticut-1.9%
     1,000   Connecticut GO, 6.00%, 3-15-12          1,066
                                                     -----
District of Columbia-1.9%
     1,000   Metropolitan Area
             Transportation Auth. Rev.,
             6.00%, 7-1-10 (FGIC)                    1,067
                                                     -----
Florida-4.9%
     1,500   Reedy Creek Utility Rev.,
             5.00%, 10-1-19 (MBIA)                   1,378
     1,350   Tampa Sports Auth. Sales Tax
             Rev. (Tampa Bay Arena Project),
             5.75%, 10-1-25 (MBIA)                   1,400
                                                     -----
                                                     2,778
                                                     -----
Georgia-1.7%
     1,000   DeKalb County GO, 5.50%,
             1-1-16                                    985
                                                       ---
Illinois-9.8%
     1,000   City of Chicago Rev. (Peoples
             Gas, Light and Coke Co.),
             7.50%, 3-1-15                           1,107
     1,000   Cook County GO, 7.00%,
             Prerefunded 11-1-00 at 102%
             of Par (MBIA)**                         1,134
       500   Illinois Dedicated Tax Rev. (Civic
             Center), 6.25%, 12-15-20 (AMBAC)          539
     1,500   Illinois GO, 6.25%, 10-1-06             1,626
     1,000   Illinois Regional Transportation
             Auth. Rev., 7.20%, 11-1-20
             (AMBAC)                                 1,204
                                                     -----
                                                     5,610
                                                     -----
Indiana-3.6%
     1,000   Indiana State Toll Finance Auth.
             Rev., 6.875%, 7-1-12 (FGIC)             1,048
     1,000   Indiana University Student Fee
             Rev., 5.10%, 8-1-08                       991
                                                       ---
                                                     2,039
                                                     -----
Iowa-1.7%
     1,000   Iowa Finance Auth. Rev.,
             5.50%, 6-15-15 (AMBAC)                    990
                                                       ---

See Notes to Financial Statements

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (CONTINUED)   October 31, 1995

TAX-EXEMPT LONG-TERM (CONTINUED)

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

Kansas-1.9%
    $1,000   Kansas City Utility System
             Rev., 6.375%, 9-1-23 (FGIC)            $1,069
                                                     -----
Kentucky-4.3%
     1,000   Carroll County Pollution Control
             Rev. (Kentucky Utilities Co.
             Project), 7.45%, 9-15-16                1,132
       325   Kentucky Housing Corp. Rev.,
             7.90%, 1-1-21 (FHA)                       345
     1,000   Kentucky Turnpike Auth.
             Economic Development Road
             Rev., 5.625%, 7-1-15 (AMBAC)            1,003
                                                     -----
                                                     2,480
                                                     -----
Maryland-1.6%
     1,000   Maryland Health and Higher
             Education Facility Auth. Rev.
             (Anne Arundel Medical Center),
             5.00%, 7-1-23 (AMBAC)                     899
                                                       ---
Massachusetts-7.1%
     1,000   Boston GO Series B, 5.875%,
             8-1-12 (AMBAC)                          1,030
     1,000   Boston GO Series B, 5.875%,
             8-1-13 (AMBAC)                          1,025
     1,000   Massachusetts GO Series A,
             5.40%, 11-1-06                          1,037
     1,000   Massachusetts Water
             Resources Auth. Rev.,
             5.50%, 11-1-15                            970
                                                       ---
                                                     4,062
                                                     -----
Michigan-1.7%
     1,000   University of Michigan
             Hospital Rev., 5.75%, 12-1-12             996
                                                       ---
Montana-3.2%
       460   Montana State Board
             Investment Payroll Tax Rev.,
             6.875%, 6-1-20**                          519
     1,190   Montana State Board
             Investment Workers
             Compensation Program
             Rev., 6.875%, 6-1-20 (MBIA)             1,310
                                                     -----
                                                     1,829
                                                     -----
Nebraska-2.0%
     1,000   Omaha Public Power District
             Electric Rev., 6.50%, Pre-
             refunded 2-1-02 at 101.5%
             of Par**                                1,118
                                                     -----
New York-7.6%
     1,000   Municipal Assistance Corp.
             Rev., 7.625%, 7-1-08                    1,127
     1,000   New York Local Government
             Assistance Corp. Rev.,
             6.75%, 4-1-07                           1,096
     1,000   New York State Environmental
             Facilities Corp. Rev., 6.30%,
             6-15-02                                 1,093
     1,000   New York State Medical Care
             Facility Agency Rev., 5.25%,
             8-15-08 (FSA)                             997
                                                       ---
                                                     4,313
                                                     -----
North Carolina-2.9%
       520   North Carolina Eastern
             Municipal Power Agency
             System Rev., 7.50%, 1-1-10**              616
     1,000   North Carolina Municipal
             Power Agency #1 Rev.,
             6.00%, 1-1-10 (MBIA)                    1,065
                                                     -----
                                                     1,681
                                                     -----
Ohio-2.3%
       500   Ohio Higher Education Facility
             Commission Rev. (University
             of Dayton Project), 5.80%,
             12-1-14 (FGIC)                            507
       750   Ohio Higher Education Facility
             Commission Rev. (Case
             Western Reserve Univ.),
             6.50%, 10-1-20                            839
                                                       ---
                                                     1,346
                                                     -----
Pennsylvania-5.2%
     1,125   Pennsylvania Intergovernmental
             Cooperative Auth. Special Tax
             Rev., 5.00%, 6-15-22 (MBIA)             1,013
     1,000   Philadelphia Gas Works Rev.,
             5.375%, 8-1-07 (CGIC)                   1,017
     1,000   Philadelphia Water and Waste
             Water Rev., 5.25%,
             6-15-23 (MBIA)                            940
                                                       ---
                                                     2,970
                                                     -----

See Notes to Financial Statements

--------------------------------------------------------------------------------
Principal Amount                                    Value
--------------------------------------------------------------------------------
                         ($ In Thousands)

Puerto Rico-3.0%
    $1,300   Puerto Rico Electric Power
             Auth. Rev., 5.25%, 7-1-21              $1,204
       500   Puerto Rico GO,
             6.45%, 7-1-17                             529
                                                       ---
                                                     1,733
                                                     -----
Rhode Island-1.9%
     1,000   Rhode Island Depositors
             Economic Protection Corp.
             Special Obligation Rev., 6.25%,
             8-1-16 (MBIA)                           1,081
                                                     -----
Texas-5.0%
     1,000   Alliance Airport Auth. Special
             Facilities Rev. (American Air-
             lines Project), 7.00%, 12-1-11          1,082
     1,875   Brownsville Utility System Rev.,
             5.25%, 9-1-15 (AMBAC)                   1,795
                                                     -----
                                                     2,877
                                                     -----
Utah-0.4%
       230   Utah Housing Finance Agency
             Rev., 8.50%, 7-1-04                       241
                                                       ---
Virginia-1.0%
       500   Norfolk Hospital Rev. (Children's
             Hospital), 7.00%, Prerefunded
             6-1-01 at 102% of Par
             (AMBAC)**                                 571
                                                       ---
Wyoming-0.5%
       265   Wyoming Community
             Development Auth. Rev.,
             8.125%, 6-1-21                            282
                                                       ---
Total Municipal Bonds-98.3%                         56,117
      (Cost $53,281)                                ------

TEMPORARY CASH INVESTMENTS-1.7%
      953    Units of Participation in Provident
             Institutional Funds (Muni Fund
             Portfolio)                                953
      (Cost $953)                                      ---

TOTAL INVESTMENT SECURITIES-100.0%                 $57,070
      (Cost $54,234)                                ======

NOTES TO SCHEDULES OF INVESTMENTS

AMBAC = AMBAC Indemnity Corp.
CFCG = Cooperative  Finance  Corporation  Guaranty
CGIC = Capital Guaranty  Insurance Company
FFCB = Federal Farm Credit Banks
FGIC = Financial  Guaranty  Insurance Company
FHA = Federal Housing Authority
FHLMC = Federal  Home  Loan  Mortgage  Corporation
FNMA  =  Federal  National  Mortgage Association
FSA = Financial  Security  Assurance
GO = General  Obligation
LOC = Letter of Credit
MBIA = Municipal Bond Insurance  Association
MTN = Medium Term Note
VRDO = Variable Rate Demand Obligation. Interest reset dates are indicated and used in calculating the average weighted portfolio maturity. Rates shown were effective at 10-31-95.
VRN = Variable Rate Note,  rates shown were effective at 10-31-95.

* Remaining expected average life is indicated and used for calculating the average weighted portfolio maturity.

** Escrowed in U.S. Government securities.

See Notes to Financial Statements


----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                           U.S. Governments    U.S. Governments          Limited-Term
October 31, 1995                          Cash Reserve        Short-Term       Intermediate-Term             Bond
                                          ---------------------($ in Thousands, Except Per-Share Amounts)-------------
ASSETS
Investment securities, at value
  (amortized cost for Cash Reserve;
  identified cost of $383,464, $20,841,
  $7,061, $12,454, $141,217, $60,601,
  $75,215, and $54,234, respectively)
  (Note 3).............................  $1,470,341            $387,146              $21,395                 $7,144
Cash...................................       6,211                  --                  300                      1
Receivable for investments sold........          --                  --                   --                     --
Interest receivable....................       1,305               5,920                  359                    103
                                          ---------           ---------            ---------              ---------
                                          1,477,857             393,066               22,054                  7,248
                                          ---------           ---------            ---------              ---------
LIABILITIES
Disbursements in excess of demand
  deposit cash.........................       6,401                 707                   14                     46
Payable for investments purchased......          --                  --                   --                     --
Payable for capital shares redeemed....          18                 540                   30                     --
Dividends payable......................         871                 231                   14                      5
Accrued management fees (Note 2).......         870                 229                   13                      4
Other liabilities......................         151                  28                    2                     --
                                          ---------           ---------            ---------              ---------
                                              8,311               1,735                   73                     55
                                          ---------           ---------            ---------              ---------
NET ASSETS APPLICABLE
  TO OUTSTANDING SHARES................  $1,469,546            $391,331              $21,981                 $7,193
                                          =========           =========            =========              =========
                                          -----------------------------(Shares In Thousands)-----------------------

CAPITAL SHARES, $.01 PAR VALUE
Authorized.............................   2,000,000              60,000               20,000                 20,000
                                          =========           =========            =========              =========
Outstanding............................   1,469,626              41,168                2,190                    722
                                          =========           =========            =========              =========
NET ASSET VALUE PER SHARE             $        1.00          $     9.51             $  10.04                 $ 9.96
                                          =========           =========            =========              =========
NET ASSETS CONSIST OF:
Capital (par value and
  paid-in surplus).....................  $1,469,626            $407,268              $21,297                 $7,121
Accumulated undistributed net
  realized gain (loss) from
  security transactions................         (80)            (19,619)                 130                    (11)
Net unrealized appreciation
  on investments (Note 3)..............          --               3,682                  554                     83
                                          ---------           ---------            ---------              ---------
                                         $1,469,546            $391,331              $21,981                 $7,193
                                          =========           =========            =========              =========

See Notes to Financial Statements

--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                       Intermediate-Term          Long-Term       Tax-Exempt         Tax-Exempt       Tax-Exempt
October 31, 1995                             Bond                  Bond          Short-Term      Intermediate-Term    Long-Term
                                       ---------------------($ in Thousands, Except Per-Share Amounts)--------------------------
ASSETS
Investment securities, at value
  (amortized cost for Cash Reserve;
  identified cost of $383,464, $20,841,
  $7,061, $12,454, $141,217, $60,601,
  $75,215, and $54,234, respectively)
  (Note 3).............................       $12,661            $146,760          $61,094            $77,736          $57,070
Cash...................................            11              10,204               --                 --               64
Receivable for investments sold........            --                  57               --              2,648                -
Interest receivable....................           188               2,675              972              1,251              955
                                            ---------           ---------        ---------          ---------        ---------
                                               12,860             159,696           62,066             81,635           58,089
                                            ---------           ---------        ---------          ---------        ---------
LIABILITIES
Disbursements in excess of demand
  deposit cash.........................            13                 148               94              1,306               23
Payable for investments purchased......            --               9,989            2,748                 --                -
Payable for capital shares redeemed....             4                 125              358                  1                7
Dividends payable......................             8                 107               29                 40               33
Accrued management fees (Note 2).......             8                  95               --                 40               29
Other liabilities......................            --                   9               --                 --                -
                                            ---------           ---------        ---------          ---------        ---------
                                                   33              10,473            3,229              1,387               92
                                            ---------           ---------        ---------          ---------        ---------
NET ASSETS APPLICABLE
  TO OUTSTANDING SHARES................       $12,827            $149,223          $58,837            $80,248          $57,997
                                            =========           =========        =========          =========        =========

                                            -----------------------------(Shares In Thousands)--------------------------------

CAPITAL SHARES, $.01 PAR VALUE
Authorized.............................        20,000              21,000           30,000             14,000           11,000
                                            =========           =========        =========          =========        =========
Outstanding............................         1,274              15,251            5,829              7,677            5,503
                                            =========           =========        =========          =========        =========
NET ASSET VALUE PER SHARE..............       $ 10.07           $    9.78          $ 10.09            $ 10.45          $ 10.54
                                            =========           =========        =========          =========        =========

NET ASSETS CONSIST OF:
Capital (par value and
  paid-in surplus).....................       $12,489            $143,489          $58,351            $77,179          $55,188
Accumulated undistributed net
  realized gain (loss) from
  security transactions................           131                 191               (7)               548              (27)
Net unrealized appreciation
  on investments (Note 3)..............           207               5,543              493              2,521            2,836
                                            ---------           ---------        ---------          ---------        ---------
                                              $12,827            $149,223          $58,837            $80,248          $57,997
                                            =========           =========        =========          =========        =========



See Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS


                                                      U.S. Governments       U.S. Governments
Year Ended October 31, 1995         Cash Reserve          Short-Term          Intermediate-Term      Limited-Term Bond
                                    --------------------------($ In Thousands)----------------------------------------
INVESTMENT INCOME
Income:
  Interest.......................... $81,341             $24,200                 $ 944                  $ 378
                                    --------            --------              --------               --------
Expenses:
  Management fees (Note 2)..........   9,547               2,709                   104                     41
  Directors' fees and expenses......      17                   5                    --                     --
  Fees waived by manager (Note 2)...      --                  --                    --                     --
                                    --------            --------              --------               --------
                                       9,564               2,714                   104                     41
                                    --------            --------              --------               --------

Net investment income...............  71,777              21,486                   840                    337
                                    --------            --------              --------               --------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 3)
Net realized gain (loss) during
  the year on investments...........     (80)                506                   200                     15
Change in net unrealized
  appreciation during the year
  on investments....................      --               9,263                   629                    167
                                    --------            --------              --------               --------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS........     (80)              9,769                   829                    182
                                    --------            --------              --------               --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......... $71,697             $31,255                $1,669                   $519
                                    ========            ========              ========               ========


See Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS


                                   Intermediate-      Long-Term Bond        Tax-Exempt         Tax-Exempt         Tax-Exempt
Year Ended October 31, 1995          Term-Bond          Short-Term          Short-Term      Intermediate-Term      Long-Term
                                    ------------------------------------($ In Thousands)------------------------------------
INVESTMENT INCOME
Income:
  Interest..........................    $550              $9,707                $2,615             $4,236            $3,119
                                    --------            --------              --------           --------          --------

Expenses:
  Management fees (Note 2)..........      60               1,038                   358                471               317
  Directors' fees and expenses......      --                   2                     1                  1                 1
  Fees waived by manager (Note 2)...      --                  --                  (358)                --                --
                                    --------            --------              --------           --------          --------
                                          60               1,040                     1                472               318
                                    --------            --------              --------           --------          --------
Net investment income...............     490               8,667                 2,614              3,764             2,801
                                    --------            --------              --------           --------          --------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 3)
Net realized gain (loss) during
  the year on investments...........     152                 412                    25                553               (24)
Change in net unrealized
  appreciation during the year
  on investments....................     340              12,096                   829              3,482             4,424
                                    --------            --------              --------           --------          --------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS........     492              12,508                   854              4,035             4,400
                                    --------            --------              --------           --------          --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........    $982             $21,175                $3,468             $7,799            $7,201
                                    ========            ========              ========           ========          ========


See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


Years Ended October 31, 1995                                 U.S. Governments        U.S. Governments
and October 31, 1994                Cash Reserve                Short-Term           Intermediate-Term      Limited-Term Bond

Increase (Decrease)              1995          1994          1995        1994          1995     1994*        1995      1994*
in Net Assets                    ----          ----          ----        ----          ----     -----        ----      -----
                                 ---------------------------------------($ In Thousands)-------------------------------------
OPERATIONS
Net investment
  income...................    $71,777      $ 41,226       $ 21,486    $ 18,649       $ 840     $ 141       $ 337      $ 120
Net realized gain
  (loss) on
  investments..............        (80)           --            506     (13,214)        200       (70)         15        (26)
Change in net
  unrealized
  appreciation
  (depreciation)
  on investments...........         --            --          9,263      (5,851)        629       (75)        167        (84)
                             ---------     ---------      ---------   ---------   ---------  --------   ---------  ---------
Net increase
  (decrease) in
  net assets
  resulting
  from operations..........     71,697        41,226         31,255        (416)      1,669        (4)        519         10
                             ---------     ---------      ---------   ---------   ---------  --------   ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment
  income...................    (71,777)      (41,226)       (21,486)    (18,649)       (840)     (141)       (337)      (120)
From net realized
  gains from
  security
  transactions.............         --            --             --          --          --        --          --         --
                             ---------     ---------      ---------   ---------   ---------  --------   ---------  ---------
(Decrease) in net
  assets from
  distributions............    (71,777)      (41,226)       (21,486)    (18,649)       (840)     (141)       (337)      (120)
                             ---------     ---------      ---------   ---------   ---------  --------   ---------  ---------
CAPITAL SHARE TRANSACTIONS
Proceeds from
  shares sold..............  1,917,043     1,806,442         86,423     103,353      21,446     7,602       3,681      5,107
Proceeds from
  reinvestment of
  distributions............     69,197        40,341         20,147      17,739         805       135         325        117
Payments for
  shares
  redeemed................. (1,815,596)   (1,803,813)      (121,761)   (217,255)     (7,379)   (1,312)     (1,370)      (739)
                             ---------     ---------      ---------   ---------   ---------  --------   ---------  ---------
Net increase
  (decrease) in
  net assets from
  capital share
  transactions.............    170,644        42,970        (15,191)    (96,163)     14,872     6,425       2,636      4,485
                             ---------     ---------      ---------   ---------   ---------  --------   ---------  ---------
NET INCREASE
  (DECREASE) IN
  NET ASSETS...............    170,564        42,970         (5,422)   (115,228)     15,701     6,280       2,818      4,375

NET ASSETS
Beginning of
  period...................  1,298,982     1,256,012        396,753     511,981       6,280        --       4,375         --
                             ---------     ---------      ---------   ---------   ---------  --------   ---------  ---------
End of period.............. $1,469,546    $1,298,982       $391,331    $396,753     $21,981    $6,280      $7,193     $4,375
                             =========     =========      =========   =========   =========  ========   =========  =========
TRANSACTIONS IN SHARES OF
THE FUNDS: (IN THOUSANDS)
Sold.......................  1,917,043     1,806,442          9,240      10,895       2,205       778         377        516
Issued in
  reinvestment of
  distributions............     69,197        40,341          2,152       1,882          82        14          33         12
Redeemed................... (1,815,596)   (1,803,813)       (13,034)    (22,907)       (754)     (135)       (140)       (76)
                             ---------     ---------      ---------   ---------   ---------  --------   ---------  ---------
Net increase
(decrease).................    170,644        42,970         (1,642)    (10,130)      1,533       657         270        452
                             =========     =========      =========   =========   =========  ========   =========  =========



See Notes to Financial Statements                             *March 1, 1994 (inception) through October 31, 1994.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


Years Ended October 31, 1995
and October 31, 1994      Intermediate-                                      Tax-Exempt             Tax-Exempt         Tax-Exempt
                           Term Bond               Long-Term Bond             Short-Term          Intermediate-Term     Long-Term
Increase (Decrease)
in Net Assets            1995        1994*         1995      1994         1995       1994         1995      1994      1995     1994
                         ----        -----         ----      ----         ----       ----         ----      ----      ----     ----
                         ------------------------------------------------($ In Thousands)-------------------------------------------
OPERATIONS
Net investment
  income............... $ 490       $ 122       $ 8,667    $ 8,562      $ 2,614   $ 2,094      $ 3,764   $ 4,116   $ 2,801  $ 3,013
Net realized gain
  (loss) on
  investments..........   152         (20)          412       (216)          25       (32)         553       634       (24)     227
Change in net
  unrealized
  appreciation
  (depreciation)
  on investments.......   340        (134)       12,096    (16,630)         829      (484)       3,482    (5,959)    4,424   (6,081)
                     --------    --------      --------   --------     --------  --------     --------  --------  -------- --------
Net increase
  (decrease) in
  net assets
  resulting
  from operations......   982         (32)       21,175     (8,284)       3,468     1,578        7,799    (1,209)    7,201   (2,841)
                     --------    --------      --------   --------     --------  --------     --------  --------  -------- --------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment
  income...............  (490)       (122)       (8,667)    (8,562)      (2,614)   (2,094)      (3,764)   (4,116)   (2,801)  (3,013)
From net realized
  gains from
  security
  transactions.........    --          --            --     (2,961)          --        --         (639)   (1,197)     (225)  (2,116)
                     --------    --------      --------   --------     --------  --------     --------  --------  -------- --------
(Decrease) in net
  assets from
  distributions........  (490)       (122)       (8,667)   (11,523)      (2,614)   (2,094)      (4,403)   (5,313)   (3,026)  (5,129)
                     --------    --------      --------   --------     --------  --------     --------  --------  -------- --------
CAPITAL SHARE TRANSACTIONS
Proceeds from
  shares sold..........10,476       4,638        56,502     56,947       30,735    54,880       15,630    26,204    19,427   19,566
Proceeds from
  reinvestment of
  distributions........   456         118         7,979     10,679        2,326     1,907        3,755     4,669     2,594    4,419
Payments for
  shares
  redeemed)............(2,859)       (340)      (48,778)   (98,927)     (35,935)  (47,679)     (23,933)  (41,691)  (19,163) (35,808)
                     --------    --------      --------   --------     --------  --------     --------  --------  -------- --------
Net increase
  (decrease) in
  net assets from
  capital share
  transactions......... 8,073       4,416        15,703    (31,301)      (2,874)    9,108       (4,548)  (10,818)    2,858  (11,823)
                     --------    --------      --------   --------     --------  --------     --------  --------  -------- --------
Net increase
  (decrease) in
  net assets........... 8,565       4,262        28,211    (51,108)      (2,020)    8,592       (1,152)  (17,340)    7,033  (19,793)

NET ASSETS
Beginning of
  period............... 4,262          --       121,012    172,120       60,857    52,265       81,400    98,740    50,964   70,757
                     --------    --------      --------   --------     --------  --------     --------  --------  -------- --------
End of period.........$12,827      $4,262      $149,223   $121,012      $58,837   $60,857      $80,248   $81,400   $57,997  $50,964
                     ========    ========      ========   ========     ========  ========     ========  ========  ======== ========
TRANSACTIONS IN SHARES OF
THE FUNDS: (IN THOUSANDS)
Sold................... 1,072         470         6,052      6,006        3,071     5,483        1,538     2,486     1,921    1,876
Issued in
  reinvestment of
  distributions........    47          12           855      1,120          232       191          371       449       258      421
Redeemed...............  (292)        (35)       (5,244)   (10,399)      (3,589)   (4,765)      (2,366)   (3,988)   (1,906)  (3,441)
                     --------    --------      --------   --------     --------  --------     --------  --------  -------- --------
Net increase
(decrease).............   827         447         1,663     (3,273)        (286)      909         (457)   (1,053)      273   (1,144)
                     ========    ========      ========   ========     ========  ========     ========  ========  ======== ========


See Notes to Financial Statements                             *March 1, 1994 (inception) through October 31, 1994.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS   October 31, 1995

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization-
     Twentieth Century Investors, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Sixteen series of shares are currently issued, nine of which invest primarily in fixed income securities: Cash Reserve, U.S. Governments Short-Term, U.S. Governments Intermediate-Term, Limited-Term Bond, Intermediate-Term Bond, Long-Term Bond, Tax-Exempt Short-Term, Tax-Exempt Intermediate-Term and Tax-Exempt Long-Term (the Funds). The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuations-
     Debt securities of all Funds except Cash Reserve are valued through valuations obtained by a commercial pricing service or at the mean of the bid and asked prices. The portfolio securities of Cash Reserve and short-term investments of all other Funds are valued at amortized cost, which approximates current value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of directors.

Security Transactions-
     Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income-
     Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

Repurchase Agreements-
     Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Funds' behalf by its custodian under a book-entry system. The Funds monitor the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

Income Tax Status-
     It is the policy of the Funds to distribute all taxable income and capital gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

Distributions to Shareholders-
     Net investment income dividends from all Funds except Cash Reserve are declared daily and distributed monthly. Cash Reserve dividends are declared daily from the total of net investment income, plus or minus realized gains or losses on portfolio securities, and distributed monthly. Cash Reserve does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions. Net realized gains in excess of available capital loss carryovers for all other Funds will be distributed each December.
     At October 31, 1995, accumulated net realized capital loss carryovers of $19,619,040 for U.S. Governments Short-Term, $10,706 for Limited-Term Bond, $7,254 for Tax-Exempt Short-Term and $27,014 for Tax-Exempt Long-Term (expiring 1998 through 2003) may be used to offset future taxable gains. Distributions from net investment income for Tax-Exempt Short-Term, Tax-Exempt Intermediate-Term, and Tax-Exempt Long-Term for the year ended October 31, 1995, are exempt from federal income taxes.
     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

Supplementary Information-
     Certain officers and directors of the Corporation are also officers and/or directors, and, as a group, controlling stockholders of Twentieth Century Companies, Inc., the parent of the Corporation's investment manager, Investors Research Corporation (IRC).

--------------------------------------------------------------------------------
2. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     The Management Agreement with IRC provides for a monthly management fee computed by multiplying the applicable fee for each Fund by the average daily closing value of such Fund's net assets during the previous month. The Agreement further provides that all expenses of the Fund, except brokerage commissions, taxes, interest, expenses of those directors who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses, will be paid by IRC. The Agreement may be terminated by either party upon 60 days' written notice.

The current annual management fee for each Fund is as follows:

Cash Reserve                       .70%   Long-Term Bond               .80%
U.S. Governments Short-Term        .70%   Tax-Exempt Short-Term        .60%*
U.S. Governments Intermediate-Term .75%   Tax-Exempt Intermediate-Term .60%
Limited-Term Bond                  .70%   Tax-Exempt Long-Term         .60%
Intermediate-Term Bond             .75%

* The fee has been waived by IRC through December 31, 1995. For the fiscal year ended October 31, 1995, the management fees absorbed by IRC were $358,147.

     Cash Reserve owns $38,500,000 of taxable variable-rate notes issued by Orange County, California, which filed for bankruptcy protection on December 6, 1994. On December 13, 1994, Twentieth Century Companies, Inc. (TCC) arranged for the issuance of an irrevocable standby letter of credit by Chase Manhattan Bank in favor of Cash Reserve. In July 1995, a new letter of credit arrangement was entered into with State Street Bank and Trust Company. The terms of this letter of credit provide for the payment of up to $25,000,000 to the Cash Reserve Fund should Orange County default in the payment of principal and/or interest on such note. Since the letter of credit only covers a portion of the amount of the Orange County note held, the Fund continues to be exposed to some risk of loss of principal and/or interest on the Orange County security. The market value of this security on October 31, 1995 was $36,501,850. TCC has agreed to reimburse State Street Bank for any payments made by the bank to the Fund under this letter of credit. The value of the letter of credit is not considered material to the Fund's financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)   October 31, 1995

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period were as follows:

                                             U.S.
                            U.S.          Governments      Limited-       Intermediate-
                         Governments     Intermediate-       Term             Term          Long-Term
                         Short-Term          Term            Bond             Bond            Bond
                        ------------     -------------     --------       -------------     ----------
                        -----------------------------($ In Thousands)---------------------------------
PURCHASES
U.S. Treasury &
Agency Obligations       $485,936          $32,407          $3,868          $9,714          $66,009
Other Debt Obligations                                       3,349           7,377           77,873

Proceeds From Sales
U.S. Treasury & Agency
Obligations              $512,150          $17,413          $4,550          $8,328          $49,947
Other Debt Obligations                                       1,048           1,447           80,659



                                               Tax-Exempt
                               Tax-Exempt     Intermediate-      Tax-Exempt
                               Short-Term         Term            Long-Term
                               -----------    -------------      -----------
                               -------------($ In Thousands)----------------
PURCHASES
Municipal Debt Obligations      $45,452         $24,936           $33,383

PROCEEDS FROM SALES
Municipal Debt Obligations      $45,006         $27,828           $30,719


     On October 31, 1995, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                                             Federal
                                  Appreciation  (Depreciation)    Net       Tax Cost
                                  ------------   ------------    -----      --------
                                  ---------------------($ In Thousands)-------------
U.S. Governments Short-Term          $3,765       $ (83)        $3,682     $383,464
U.S. Governments Intermediate-Term      556          (2)           554       20,841
Limited-Term Bond                        84          (1)            83        7,061
Intermediate-Term Bond                  215          (8)           207       12,454
Long-Term Bond                        5,935        (426)         5,509      141,251
Tax-Exempt Short-Term                   525         (32)           493       60,601
Tax-Exempt Intermediate-Term          2,546         (25)         2,521       75,215
Tax-Exempt Long-Term                  2,949        (113)         2,836       54,234


------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                               INCOME FROM
                          INVESTMENT OPERATIONS                               DISTRIBUTIONS
                    ----------------------------------   ---------------------------------------------------------------
                              Net Realized                            Distributions   Distributions                          [table
                                   and                                  from Net      in Excess of                            cont.
         Net Asset             Unrealized      Total    Distributions   Realized      Net Realized                Net Asset  below]
          Value,       Net        Gains        from       from Net      Gains on        Gains on                    Value,
         Beginning Investment  (Losses) on  Investment   Investment    Investment      Investment       Total       End of    Total
         of Period   Income    Investments  Operations     Income     Transactions    Transactions  Distributions   Period   Return1

CASH RESERVE
Year Ended Oct. 31,
1991       $1.00       $.06          --        $.06        $(.058)         --              --         $(.058)        $1.00    5.95%
1992        1.00        .04          --         .04         (.037)         --              --          (.037)         1.00    3.74%
1993        1.00        .02          --         .02         (.023)         --              --          (.023)         1.00    2.30%
1994        1.00        .03          --         .03         (.032)         --              --          (.032)         1.00    3.21%
1995        1.00        .05          --         .05         (.052)         --              --          (.052)         1.00    5.38%

U.S. GOVERNMENTS SHORT-TERM
Year Ended Oct. 31,
1991       $9.08       $.63        $.33        $.96        $(.635)         --              --         $(.635)        $9.41   10.99%
1992        9.41        .44         .20         .64         (.441)         --              --          (.441)         9.61    6.85%
1993        9.61        .36        (.26)        .10         (.036)         --              --          (.036)         9.67    4.45%
1994        9.67        .40        (.40)         --         (.402)         --              --          (.402)         9.27     .07%
1995        9.27        .52         .24         .76         (.519)         --              --          (.519)         9.51    8.42%

U.S. GOVERNMENTS INTERMEDIATE-TERM
Mar. 1, 1994 (inception) through Oct. 31,
1994      $10.00       $.34       $(.45)      $(.11)       $(.343)         --              --         $(.343)       $ 9.55   (1.01%)
1995        9.55        .58         .49        1.07         (.583)         --              --          (.583)        10.04   11.58%

LIMITED-TERM BOND
Mar. 1, 1994 (inception) through Oct. 31,
1994      $10.00       $.31       $(.32)      $(.01)       $(.312)         --              --         $(.312)        $9.68    (.08%)
1995        9.68        .56         .28         .84         (.557)         --              --          (.557)         9.96    8.89%

INTERMEDIATE-TERM BOND
Mar. 1, 1994 (inception) through Oct. 31,
1994      $10.00       $.34       $(.47)      $(.13)      $(.337)          --              --         $(.337)       $ 9.53   (1.24%)
1995        9.53        .59         .54        1.13        (.587)          --              --          (.587)        10.07   12.19%

[table continued]
                     RATIOS/SUPPLEMENTAL DATA
           ---------------------------------------------
                      Ratio of Net                 Net
           Ratio of    Investment                Assets,
           Operating     Income                  End of
           Expenses        to       Portable     Period
          to Average     Average    Turnover       (in
          Net Assets   Net Assets     Rate1    thousands)

CASH RESERVE
Year Ended Oct. 31,
1991         .97%+        5.75%       --        $1,236,309
1992         .98%+        3.62%       --         1,487,961
1993        1.00%         2.30%       --         1,256,012
1994         .80%         3.18%       --         1,298,982
1995         .70%         5.27%       --         1,469,546

U.S. GOVERNMENTS SHORT-TERM
Year Ended Oct. 31,
1991         .99%+        6.88%      779%         $534,515
1992         .99%+        4.62%      391%          569,430
1993        1.00%         3.73%      413%          511,981
1994         .81%         4.17%      470%          396,753
1995         .70%         5.53%      128%          391,331

U.S. GOVERNMENTS INTERMEDIATE-TERM
Mar. 1, 1994 (inception) through Oct. 31,
1994         .75%2        5.43%2     205%          $ 6,280
1995         .74%         5.99%      137%           21,981

LIMITED-TERM BOND
Mar. 1, 1994 (inception) through Oct. 31,
1994         .70%2        4.79%2      48%           $4,375
1995         .69%         5.70%      116%            7,193

INTERMEDIATE-TERM BOND
Mar. 1, 1994 (inception) through Oct. 31,
1994         .75%2        5.23%2      48%          $ 4,262
1995         .74%         6.05%      133%           12,827


1 Actual total return and portfolio turnover rate for periods indicated. 2 Annualized
+ Expenses are shown net of management fees waived by Investors Research Corporation for low-balance account fees collected during period.

See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS  (CONTINUED)  (FOR  A  SHARE  OUTSTANDING  THROUGHOUT  THE PERIOD)

                               INCOME FROM
                          INVESTMENT OPERATIONS                               DISTRIBUTIONS
                   -----------------------------------  --------------------------------------------------------
                              Net Realized                            Distributions   Distributions                          [table
                                   and                                  from Net      in Excess of                            cont.
         Net Asset             Unrealized      Total    Distributions   Realized      Net Realized                Net Asset   below]
          Value,       Net        Gains        from       from Net      Gains on        Gains on                    Value,
         Beginning Investment  (Losses) on  Investment   Investment    Investment      Investment       Total       End of    Total
         of Period   Income    Investments  Operations     Income     Transactions    Transactions  Distributions   Period   Return1

LONG-TERM BOND
Year Ended Oct. 31,
1991      $ 8.90       $.75       $ .66       $1.41        $(.746)           --             --       $ (.746)       $ 9.56   16.44%
1992        9.56        .63         .35         .98         (.622)           --             --         (.622)         9.92   10.40%
1993        9.92        .66        1.88        2.54         (.662)      $(1.587)            --        (2.249)        10.21   11.81%
1994       10.21        .58       (1.12)       (.54)        (.576)        (.186)            --         (.762)         8.91   (5.47%)
1995        8.91        .61         .87        1.48         (.611)           --             --         (.611)         9.78   17.16%

TAX-EXEMPT SHORT-TERM
Mar. 1, 1993 (inception)
through Oct. 31,
1993      $10.00       $.21       $ .04        $.25        $(.214)           --             --        $(.214)       $10.04    2.55%
1994       10.04        .36        (.09)        .27         (.362)           --             --         (.362)         9.95    2.75%
1995        9.95        .44         .14         .58         (.440)           --             --         (.440)        10.09    5.95%

TAX-EXEMPT INTERMEDIATE-TERM
Year Ended Oct. 31,
1991      $ 9.66       $.54        $.40       $ .94        $(.536)           --             --        $(.536)       $10.06    9.91%
1992       10.06        .48         .21         .69         (.481)           --             --         (.481)        10.27    7.00%
1993       10.27        .48         .55        1.03         (.476)       $(.078)            --         (.554)        10.75   10.25%
1994       10.75        .48        (.61)       (.13)        (.476)        (.133)            --         (.609)        10.01   (1.25%)
1995       10.01        .49         .52        1.01         (.487)        (.082)            --         (.569)        10.45   10.41%

TAX-EXEMPT LONG-TERM
Year Ended Oct.
1991       $9.62       $.57        $.61       $1.18        $(.572)           --             --        $(.572)       $10.23   12.54%
1992       10.23        .53         .22         .75         (.530)       $(.088)            --         (.618)        10.36    7.43%
1993       10.36        .53         .90        1.43         (.529)        (.161)        $(.003)        (.693)        11.10   14.32%
1994       11.10        .52       (1.01)       (.49)        (.519)        (.342)            --         (.861)         9.75   (4.70%)
1995        9.75        .53         .83        1.36         (.532)        (.044)            --         (.576)        10.54   14.45%

[table continued]

                     RATIOS/SUPPLEMENTAL DATA
           ---------------------------------------------
                      Ratio of Net                 Net
           Ratio of    Investment                Assets,
           Operating     Income                  End of
           Expenses        to       Portable     Period
          to Average     Average    Turnover       (in
          Net Assets   Net Assets     Rate1    thousands)

LONG-TERM BOND
Year Ended Oct. 31,
1991         .96%+        8.06%       219%     $114,342
1992         .98%+        6.30%       186%      154,031
1993        1.00%         6.54%       113%      172,120
1994         .88%         6.07%        78%      121,012
1995         .78%         6.53%       105%      149,223

TAX-EXEMPT SHORT-TERM
Mar. 1, 1993 (inception)
through Oct. 31,
1993         --3          3.09%2        3%      $52,265
1994         --3          3.62%        42%       60,857
1995         --3          4.38%        78%       58,837

TAX-EXEMPT INTERMEDIATE-TERM
Year Ended Oct. 31,
1991         .96%+        5.40%        62%      $45,359
1992         .98%+        4.68%        36%       76,745
1993         .72%         4.51%        38%       98,740
1994         .60%         4.59%        74%       81,400
1995         .60%         4.77%        32%       80,248

TAX-EXEMPT LONG-TERM
Year Ended Oct.
1991         .96%+        5.73%       110%      $39,229
1992         .98%+        5.07%        88%       61,825
1993         .73%         4.90%        81%       70,757
1994         .60%         5.00%        66%       50,964
1995         .59%         5.24%        61%       57,997


1  Actual total return and portfolio turnover rate for periods indicated.
2  Annualized
3 Investors Research Corporation has voluntarily waived its management fee through December 31, 1995. In absence of the waiver, the ratio of expenses to average net assets would have been .60%.
+ Expenses are shown net of management fees waived by Investors Research Corporation for low-balance account fees collected during period.



See Notes to Financial Statements

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Directors:
Twentieth Century Investors, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Cash Reserve Fund, U.S. Governments Short-Term Fund, U.S. Governments Intermediate-Term Fund, Limited-Term Bond Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, Tax-Exempt Short-Term Fund, Tax-Exempt Intermediate-Term Fund and Tax-Exempt Long-Term Fund (nine of the 16 funds in TWENTIETH CENTURY INVESTORS, INC.), as of October 31, 1995, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Fund, U.S. Governments Short-Term Fund, U.S. Governments Intermediate-Term Fund, Limited-Term Bond Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, Tax-Exempt Short-Term Fund, Tax-Exempt Intermediate-Term Fund and Tax-Exempt Long-Term Fund as of October 31, 1995, and the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.

                                                        /s/Baird, Kurtz & Dobson
                                                           BAIRD, KURTZ & DOBSON


Kansas City, Missouri
November 27, 1995

                     (This page left intentionally blank.)

TWENTIETH CENTURY INVESTORS, INC.

Investment Manager
Investors Research Corporation
Kansas City, Missouri                                       Twentieth Century
                                                              Investors, Inc.
This report and the financial
statements contained herein                                  Fixed Income Funds
are submitted for the general                                   Annual Report
information of our shareholders.
This report is not authorized for                              October 31, 1995
distribution to prospective
investors unless preceded
or accompanied by a current
prospectus.


     [company logo]
Investments That Work(TM)
-----------------------------------
P.O. Box 419200
Kansas City, Missouri
64141-6200
-----------------------------------
Person-to-person assistance:
1-800-345-2021 or 816-531-5575
-----------------------------------
Automated information line:
1-800-345-8765
-----------------------------------
Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865
-----------------------------------
Fax:  816-340-7962
-----------------------------------

                                                         [company logo]
--------------------------------------------------------------------------------
SH-BKT-3637
9511                        Recycled
(C) 1995 Twentieth Century Services, Inc.